UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/2018

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus International Stock Index Fund

SEMIANNUAL REPORT April 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus International Stock Index Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Stock Index Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus International Stock Index Fund’s Class I shares produced a total return of 3.00%, and its Investor shares returned 2.92%.1 This compares with a 3.41% total return for the fund’s benchmark, the MSCI EAFE Index (the “Index”), during the same period.2

International stocks advanced during the reporting period amid improving economic prospects and better-than-expected corporate earnings in developed and emerging markets. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index and in futures whose performance is tied to certain countries included in the Index. The fund generally invests in all stocks included in the Index. The fund’s investments are selected to match the benchmark composition along individual name, country, industry weighting, and other benchmark characteristics. Under these circumstances, the fund maintains approximately the same weighting for each stock as the Index does.

The Index is an unmanaged, free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Each stock in the Index is weighted by its float-adjusted market capitalization.

Positive Economic Trends in the Face of Rising Volatility

International equity markets gained ground over the first half of the reporting period, enabling the Index to reach new record highs in January 2018. The market rally was broadly supported by improving economic conditions and rising corporate earnings. Asian equity markets led the advance at the time as Japanese equities responded positively to upward revisions of domestic growth forecasts and better-than-expected corporate earnings. Global growth trends enabled U.K. equities to climb despite a relatively lackluster local economy and concerns regarding the country’s exit from the European Union. Eurozone markets trailed global market averages despite improving regional economic fundamentals. While they are not represented in the Index, U.S. stocks also posted gains when tax reform legislation reduced corporate tax rates.

February 2018 and March 2018 saw heightened market volatility and declining stock prices sparked by rising interest rates, perceived U.S. inflationary pressures, and uncertainties surrounding the possibility of more protectionist U.S. trade policies. However, some of these concerns eased in April 2018, and higher crude oil and industrial metal prices benefited energy stocks toward the reporting period’s end.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Consumer Discretionary Stocks Led the Market’s Rise

For the reporting period overall, consumer discretionary stocks posted the highest returns of the Index’s various market segments, supported by robust demand for textiles, apparel, and luxury goods from a growing Chinese middle class of consumers. At the same time, sales of automobiles made in Japan and Germany increased as Asian economies rebounded. The energy sector surged later in the reporting period when rising crude oil prices sparked increased production among large energy companies that increased capital investments and raised their stock dividends.

The Index’s largest market segment, the financials sector, also posted above-average returns, largely due to strength in insurance and capital markets companies. An expanding middle class in the emerging markets is buying life insurance policies, many for the first time, supporting sales volumes for global insurers. Meanwhile, relaxed ownership rules governing Chinese financial institutions attracted capital from developed-market firms eager to invest in joint ventures. Security exchanges further benefited from higher trading volumes amid heightened market volatility.

Laggards for the reporting period included the telecommunication services sector, where revenues fell due to the slow pace of infrastructure upgrades and intensifying competitive pressures from large, global companies. SoftBank Group Corp. was the largest detractor within wireless telecommunication services industry, falling after news that Sprint had walked away from months of merger talks. The information technology sector lagged market averages after more stringent regulations in Europe slowed Internet-based business development, and sales of personal computers have slowed globally as consumers switch to lower-margin devices. From a country perspective, a housing market crash in Sweden negatively affected consumer-oriented companies.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the global economic recovery appears to remain intact, supported by stimulative monetary and fiscal policies that have helped boost corporate earnings. However, the market’s currently constructive conditions could be undermined by unexpected political and economic developments as geopolitical tensions potentially escalate and central banks move gradually away from the aggressively accommodative policies of the past decade. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2  Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018
	Investor Shares	Class I
Expenses paid per $1,000†	$3.02	$1.76
Ending value (after expenses)	$1,029.20	$1,030.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018
	Investor Shares	Class I
Expenses paid per $1,000†	$3.01	$1.76
Ending value (after expenses)	$1,021.82	$1,023.06

† Expenses are equal to the fund’s annualized expense ratio of .60% for Investor Shares and .35% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 97.2%
Australia - 6.4%
AGL Energy	25,514	416,055
Alumina	90,532	178,407
Amcor	46,575	480,639
AMP	113,142	342,554
APA Group	45,190	283,299
Aristocrat Leisure	20,987	421,422
ASX	7,433	326,951
Aurizon Holdings	85,479	288,569
AusNet Services	72,030	92,777
Australia & New Zealand Banking Group	118,286	2,381,866
Bank of Queensland	16,881	127,235
Bendigo & Adelaide Bank	17,540	139,528
BHP Billiton	129,240	3,008,450
BlueScope Steel	22,644	278,383
Boral	45,387	233,402
Brambles	65,037	482,012
Caltex Australia	9,932	231,171
Challenger	23,612	190,637
CIMIC Group	4,044	137,142
Coca-Cola Amatil	22,091	154,061
Cochlear	2,328	338,820
Commonwealth Bank of Australia	70,480	3,797,794
Computershare	17,644	224,482
Crown Resorts	16,014	155,466
CSL	18,218	2,326,248
Dexus	40,447	288,225
Domino's Pizza Enterprises	2,506	79,381
Flight Centre Travel Group	2,140	89,806
Fortescue Metals Group	62,149	212,543
Goodman Group	71,675	488,385
GPT Group	73,335	266,561
Harvey Norman Holdings	21,349	56,355
Healthscope	74,351	135,743
Incitec Pivot	69,755	198,434
Insurance Australia Group	92,302	547,115
James Hardie Industries-CDI	17,135	303,538
LendLease Group	21,737	291,676
Macquarie Group	12,779	1,037,943
Medibank Private	104,892	230,199
Mirvac Group	150,475	253,111
National Australia Bank	108,154	2,349,127

6

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Australia - 6.4% (continued)
Newcrest Mining	30,798		488,591
Oil Search	52,546		308,900
Orica	15,372		229,414
Origin Energy	70,777	[a]	516,276
QBE Insurance Group	55,136		412,262
Ramsay Health Care	5,670		275,143
REA Group	1,913		116,098
Rio Tinto	16,416		983,047
Santos	74,951	[a]	344,624
Scentre Group	211,914		641,359
SEEK	13,743		200,089
Sonic Healthcare	15,230		270,305
South32	207,032		576,669
Stockland	100,018		311,209
Suncorp Group	51,741		544,671
Sydney Airport	46,218		247,149
Tabcorp Holdings	79,303		260,385
Telstra	161,032		383,913
TPG Telecom	14,383		60,153
Transurban Group	90,169		785,524
Treasury Wine Estates	30,068		428,724
Vicinity Centres	137,818		252,713
Wesfarmers	45,772		1,503,180
Westfield	80,529		556,380
Westpac Banking	136,587		2,933,964
Woodside Petroleum	38,011		918,592
Woolworths	52,784		1,104,457
			39,519,303
Austria - .2%
ANDRITZ	2,705		145,369
Erste Group Bank	11,811	[a]	577,016
OMV	6,042		374,163
Raiffeisen Bank International	5,860	[a]	197,031
voestalpine	4,531		238,356
			1,531,935
Belgium - 1.0%
Ageas	7,318		391,289
Anheuser-Busch InBev	30,654		3,035,030
Colruyt	2,524		141,930
Groupe Bruxelles Lambert	3,239		369,836
KBC Group	10,014		872,610
Proximus	6,406		195,512
Solvay	2,982		414,473

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Belgium - 1.0% (continued)
Telenet Group Holding	2,038	[a]	118,969
UCB	4,880		367,748
Umicore	8,575		476,886
			6,384,283
China - .0%
Minth Group	28,000		133,051
Yangzijiang Shipbuilding Holdings	91,000		79,456
			212,507
Denmark - 1.7%
AP Moller - Maersk, Cl. A	154		235,535
AP Moller - Maersk, Cl. B	253		405,121
Carlsberg, Cl. B	4,315		482,438
Chr. Hansen Holding	3,805		344,945
Coloplast, Cl. B	4,583		388,353
Danske Bank	30,312		1,056,054
DSV	7,672		607,274
Genmab	2,302	[a]	465,504
H Lundbeck	2,953		171,648
ISS	6,826		238,332
Novo Nordisk, Cl. B	74,987		3,520,701
Novozymes, Cl. B	9,247		435,948
Orsted	7,631	[b]	501,948
Pandora	4,220		468,946
TDC	33,595	[a]	273,240
Tryg	5,238		124,083
Vestas Wind Systems	8,780		567,196
William Demant Holding	4,877	[a]	189,780
			10,477,046
Finland - 1.0%
Elisa	5,389		238,571
Fortum	17,411		400,910
Kone, Cl. B	13,327		661,796
Metso	4,141		147,431
Neste	5,198		437,050
Nokia	235,823		1,422,704
Nokian Renkaat	4,816		192,634
Orion, Cl. B	4,244		128,796
Sampo, Cl. A	17,872		961,341
Stora Enso, Cl. R	22,540		445,246
UPM-Kymmene	21,468		765,793
Wartsila	17,967		380,877
			6,183,149

8

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
France - 10.7%
Accor	7,311		412,925
Aeroports de Paris	1,220		267,829
Air Liquide	17,252		2,241,441
Airbus	23,384		2,739,390
Alstom	5,912		268,010
Altice, Cl. A	22,661	[a]	216,258
Amundi	2,256	[b]	191,287
Arkema	2,666		348,447
Atos	3,854		519,264
AXA	78,196		2,235,302
BioMerieux	1,522		120,209
BNP Paribas	45,195		3,483,342
Bollore	33,102		164,164
Bollore	188	[a]	926
Bouygues	8,649		439,180
Bureau Veritas	10,332		269,126
Capgemini	6,406		879,183
Carrefour	22,631		463,104
Casino Guichard Perrachon	2,041		105,703
Cie de Saint-Gobain	19,977		1,043,283
Cie Generale des Etablissements Michelin	6,850		961,291
CNP Assurances	6,982		178,500
Credit Agricole	44,939		738,327
Danone	24,327		1,961,224
Dassault Aviation	93		185,457
Dassault Systemes	5,236		676,187
Edenred	8,683		298,090
Eiffage	2,922		347,043
Electricite de France	23,787		332,579
Engie	72,409		1,269,009
Essilor International	8,308		1,130,656
Eurazeo	1,839		161,040
Eurofins Scientific	476		255,965
Eutelsat Communications	6,845		148,006
Faurecia	2,859		233,211
Fonciere Des Regions	1,331		148,711
Gecina	2,014		348,062
Groupe Eurotunnel	19,532		275,562
Hermes International	1,285		830,258
ICADE	1,225		121,457
Iliad	1,015		202,980
Imerys	1,513		137,670

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
France - 10.7% (continued)
Ingenico Group	2,382		207,678
Ipsen	1,515		245,286
JCDecaux	2,684		95,749
Kering	3,057		1,763,458
Klepierre	8,463		345,885
Lagardere	4,384		125,241
Legrand	10,721		831,415
L'Oreal	10,147		2,430,149
LVMH Moet Hennessy Louis Vuitton	11,213		3,902,992
Natixis	36,653		299,708
Orange	80,547		1,464,133
Pernod Ricard	8,572		1,421,773
Peugeot	23,707		583,379
Publicis Groupe	8,447		631,324
Remy Cointreau	1,005		138,200
Renault	7,790		842,841
Rexel	12,502		193,356
Safran	13,467		1,579,418
Sanofi	45,720		3,608,787
Schneider Electric	22,841	[a]	2,063,221
SCOR	6,634		269,217
SEB	924		176,944
Societe BIC	1,212		123,490
Societe Generale	30,948		1,695,175
Sodexo	3,577		353,487
Suez	14,618		210,770
Teleperformance	2,368		379,503
Thales	4,298		543,750
Total	96,227		6,042,701
Ubisoft Entertainment	3,098	[a]	295,260
Unibail-Rodamco	3,995		956,400
Valeo	9,750		648,815
Veolia Environnement	19,068		451,495
Vinci	20,440		2,041,001
Vivendi	41,372		1,091,240
Wendel	1,070		161,125
			65,564,024
Germany - 8.9%
1&1 Drillisch	1,948		141,355
adidas	7,589		1,866,005
Allianz	17,935		4,242,815
Axel Springer	1,985		162,343
BASF	36,935		3,837,225

10

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Germany - 8.9% (continued)
Bayer	33,250		3,980,339
Bayerische Motoren Werke	13,364		1,491,547
Beiersdorf	4,077		461,980
Brenntag	5,957		340,889
Commerzbank	41,905	[a]	540,420
Continental	4,407		1,177,212
Covestro	6,607	[b]	600,443
Daimler	38,742		3,054,029
Deutsche Bank	82,073		1,124,320
Deutsche Boerse	7,629		1,026,459
Deutsche Lufthansa	9,210		268,320
Deutsche Post	39,147		1,704,681
Deutsche Telekom	134,245		2,347,246
Deutsche Wohnen	13,936		658,092
E.ON	88,424		966,966
Evonik Industries	6,248		222,072
Fraport Frankfurt Airport Services Worldwide	1,702		164,798
Fresenius & Co.	16,493		1,259,168
Fresenius Medical Care & Co.	8,610		876,781
GEA Group	7,022		274,387
Hannover Rueck	2,332		327,791
HeidelbergCement	5,854		574,002
Henkel & Co.	4,244		506,275
HOCHTIEF	849		154,945
HUGO BOSS	2,589		242,775
Infineon Technologies	45,536		1,166,243
Innogy	5,409	[b]	238,415
K+S	7,199		211,866
KION Group	2,752		229,626
LANXESS	3,733		276,439
Linde	7,576	[a]	1,683,480
MAN	1,351		155,760
Merck	5,192		508,397
METRO	7,713		111,839
MTU Aero Engines	2,124		365,483
Muenchener Rueckversicherungs	6,162		1,411,947
OSRAM Licht	3,983		228,996
ProSiebenSat.1 Media	9,404		341,622
RWE	21,113		506,161
SAP	39,512		4,403,938
Siemens	30,761		3,913,096
Siemens Healthineers	6,239	[b]	243,242

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Germany - 8.9% (continued)
Symrise	4,757		384,215
Telefonica Deutschland Holding	30,497		145,715
thyssenkrupp	17,712		461,898
TUI	18,059		407,287
Uniper	7,584		234,669
United Internet	4,779		309,146
Volkswagen	1,250		255,672
Vonovia	19,476		976,733
Wirecard	4,776		649,325
Zalando	4,413	[a,b]	227,014
			54,643,904
Hong Kong - 3.4%
AIA Group	485,400		4,333,734
ASM Pacific Technology	12,900		176,241
Bank of East Asia	49,550		217,346
BOC Hong Kong Holdings	148,500		767,016
CK Asset Holdings	103,475		892,026
CK Hutchison Holdings	106,975		1,263,440
CK Infrastructure Holdings	28,000		220,895
CLP Holdings	66,788		691,459
First Pacific	84,250		43,260
Galaxy Entertainment Group	94,277		824,909
Hang Lung Group	36,000		108,818
Hang Lung Properties	84,000		198,446
Hang Seng Bank	30,700		776,586
Henderson Land Development	46,198		292,755
HK Electric Investments	106,500	[b]	98,979
HKT Trust & HKT	146,660		192,884
Hong Kong & China Gas	337,240		704,456
Hong Kong Exchanges & Clearing	47,500		1,539,664
Hongkong Land Holdings	45,300		328,634
Hysan Development	27,000		157,223
Jardine Matheson Holdings	8,846		536,941
Jardine Strategic Holdings	8,500		321,628
Kerry Properties	28,500		136,246
Kingston Financial Group	150,000		76,033
Li & Fung	251,200		126,435
Link REIT	89,500		790,752
Melco Resorts & Entertainment, ADR	9,830		306,794
MTR	59,500		334,163
New World Development	243,358		357,237
NWS Holdings	64,918		127,806
PCCW	167,000		103,367

12

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Hong Kong - 3.4% (continued)
Power Assets Holdings	56,000		415,786
Shangri-La Asia	49,000		95,592
Sino Land	127,730		220,691
SJM Holdings	78,530		78,596
Sun Hung Kai Properties	58,699		942,312
Swire Pacific, Cl. A	21,000		207,779
Swire Properties	48,800		173,181
Techtronic Industries	53,865		315,021
WH Group	362,000	[b]	375,266
Wharf Holdings	50,311		167,518
Wharf Real Estate Investment Co.	50,311		377,679
Wheelock & Co.	34,000		252,456
Yue Yuen Industrial Holdings	26,800		76,065
			20,744,115
Ireland - .5%
AIB Group	30,313		180,530
Bank of Ireland Group	36,520		327,430
CRH	33,919		1,203,784
DCC	3,616		347,828
Kerry Group, Cl. A	6,378		648,246
Paddy Power Betfair	3,085		305,014
Ryanair Holdings	3,900	[a]	72,683
			3,085,515
Israel - .4%
Azrieli Group	1,603		73,364
Bank Hapoalim	41,644		284,286
Bank Leumi Le-Israel	59,125		348,516
Bezeq The Israeli Telecommunication Corporation	79,342		99,952
Check Point Software Technologies	5,181	[a]	500,018
Elbit Systems	962		110,820
Frutarom Industries	1,569		149,805
Israel Chemicals	26,855		120,126
Israel Discount Bank, Cl. A	1	[a]	2
Mizrahi Tefahot Bank	6,222		113,731
NICE	2,452	[a]	232,969
Teva Pharmaceutical Industries, ADR	36,876		663,030
			2,696,619
Italy - 2.6%
Assicurazioni Generali	49,402		996,109
Atlantia	18,448		610,023
CNH Industrial	40,179		494,661
Davide Campari-Milano	21,349		160,067

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Italy - 2.6% (continued)
Enel	327,722		2,075,772
Eni	102,527		2,000,793
Ferrari	4,926		605,205
Fiat Chrysler Automobiles	42,806	[a]	953,935
Intesa Sanpaolo	543,209		2,065,164
Intesa Sanpaolo-RSP	38,108		151,049
Leonardo	17,321		199,950
Luxottica Group	6,952		433,751
Mediobanca	25,563		310,121
Poste Italiane	21,336	[b]	208,385
Prysmian	8,403		246,724
Recordati	4,207		150,226
Snam	93,215		446,988
STMicroelectronics	26,051		567,234
Telecom Italia	442,544	[a]	435,714
Telecom Italia-RSP	232,484		199,492
Tenaris	18,307		342,651
Terna Rete Elettrica Nazionale	58,277		349,215
UniCredit	79,816		1,727,072
UnipolSai	34,816		93,599
			15,823,900
Japan - 23.8%
ABC-Mart	1,500		98,796
Acom	15,500		70,250
Aeon	24,000		479,147
AEON Financial Service	3,960		92,857
AEON Mall	4,480		90,247
Air Water	5,500		106,232
Aisin Seiki	7,300		396,217
Ajinomoto	21,900		401,112
Alfresa Holdings	7,600		167,822
Alps Electric	7,700		170,795
Amada Holdings	13,900		167,224
ANA Holdings	4,300		170,438
Aozora Bank	4,795		193,935
Asahi Glass	7,760		321,888
Asahi Group Holdings	15,500		784,292
Asahi Kasei	49,600		683,067
Asics	5,900		111,169
Astellas Pharma	83,595		1,225,092
Bandai Namco Holdings	8,250		279,798
Bank of Kyoto	2,400		144,270
Benesse Holdings	3,200		116,681

14

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Japan - 23.8% (continued)
Bridgestone	26,300		1,097,279
Brother Industries	9,400		201,734
CALBEE	3,500		118,045
Canon	43,117		1,493,926
Casio Computer	7,200		107,263
Central Japan Railway	5,800		1,164,893
Chiba Bank	29,000		233,691
Chubu Electric Power	26,700		418,298
Chugai Pharmaceutical	9,128		482,117
Chugoku Electric Power	10,400		130,020
Coca-Cola Bottlers Japan Holdings	4,900		210,791
Concordia Financial Group	51,000		296,825
Credit Saison	6,200		111,193
CYBERDYNE	4,200	[a]	53,653
Dai Nippon Printing	10,900		234,366
Daicel	11,800		136,500
Daifuku Co.	3,700		198,633
Dai-ichi Life Holdings	43,100		854,426
Daiichi Sankyo	22,783		779,536
Daikin Industries	9,900		1,158,162
Daito Trust Construction	2,700		454,365
Daiwa House Industry	22,700		831,772
Daiwa House REIT Investment	63		151,118
Daiwa Securities Group	64,000		393,418
DeNA	4,300		81,913
Denso	19,100		1,004,779
Dentsu	8,800		415,781
Disco	1,200		211,251
Don Quijote Holdings	4,500		242,293
East Japan Railway	13,100		1,256,881
Eisai	10,900		729,103
Electric Power Development	6,080		164,915
FamilyMart UNY Holdings	3,417		331,963
FANUC	7,729		1,663,266
Fast Retailing	2,158		950,270
Fuji Electric	23,000		164,675
FUJIFILM Holdings	16,200		652,040
Fujitsu	79,800		483,647
Fukuoka Financial Group	33,000		176,705
Hachijuni Bank	16,500		87,304
Hakuhodo DY Holdings	9,900		138,554
Hamamatsu Photonics	5,500		212,166
Hankyu Hanshin Holdings	9,800		386,551

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 97.2% (continued)
Japan - 23.8% (continued)
Hikari Tsushin	900	145,789
Hino Motors	9,600	117,248
Hirose Electric	1,433	201,956
Hisamitsu Pharmaceutical	2,400	187,067
Hitachi	194,900	1,424,202
Hitachi Chemical	4,000	87,927
Hitachi Construction Machinery	4,000	145,200
Hitachi High-Technologies	2,700	125,784
Hitachi Metals	7,900	90,677
Honda Motor	69,359	2,382,223
Hoshizaki	2,200	204,212
Hoya	15,700	839,371
Hulic	11,200	120,473
Idemitsu Kosan	5,400	211,352
IHI	6,000	196,795
Iida Group Holdings	5,800	113,494
INPEX	38,700	495,656
Isetan Mitsukoshi Holdings	12,620	140,468
Isuzu Motors	21,200	324,245
ITOCHU	59,900	1,198,922
J Front Retailing	9,200	149,208
Japan Airlines	4,400	173,355
Japan Airport Terminal	1,800	73,757
Japan Exchange Group	20,800	385,847
Japan Post Bank	15,500	210,569
Japan Post Holdings	64,000	777,647
Japan Prime Realty Investment	35	126,979
Japan Real Estate Investment	55	285,652
Japan Retail Fund Investment	100	187,464
Japan Tobacco	43,600	1,170,765
JFE Holdings	21,060	433,826
JGC	8,700	212,851
JSR	8,100	152,661
JTEKT	8,200	132,929
JXTG Holdings	125,426	818,416
Kajima	36,800	354,768
Kakaku.com	5,100	97,245
Kamigumi	4,700	105,911
Kaneka	12,000	118,231
Kansai Electric Power	28,099	392,280
Kansai Paint	7,800	175,370
Kao	19,800	1,421,399
Kawasaki Heavy Industries	5,900	197,822

16

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Japan - 23.8% (continued)
KDDI	73,063		1,961,419
Keihan Holdings	4,200		135,771
Keikyu	10,000		183,489
Keio	4,400		201,492
Keisei Electric Railway	5,100		166,393
Keyence	3,870		2,362,435
Kikkoman	6,000		260,149
Kintetsu Group Holdings	7,335		298,777
Kirin Holdings	35,200		986,680
Kobe Steel	13,300		136,669
Koito Manufacturing	4,500		302,158
Komatsu	37,000		1,264,000
Konami Holdings	3,900		191,713
Konica Minolta	20,200		173,195
Kose	1,300		240,279
Kubota	42,400		716,366
Kuraray	14,500		241,364
Kurita Water Industries	3,600		116,770
Kyocera	12,800		818,201
Kyowa Hakko Kirin	10,705		232,233
Kyushu Electric Power	16,000		197,778
Kyushu Financial Group	12,400		60,969
Kyushu Railway	6,700		214,359
Lawson	2,100		138,819
LINE	1,800	[a]	65,086
Lion	9,400		201,980
LIXIL Group	10,824		242,676
M3	8,100		304,972
Mabuchi Motor	1,900		95,231
Makita	8,800		394,547
Marubeni	66,400		500,077
Marui Group	7,600		157,661
Maruichi Steel Tube	2,000		68,283
Mazda Motor	21,800		303,153
McDonald's Holdings Co. Japan	2,400		112,254
Mebuki Financial Group	41,230		160,124
Medipal Holdings	7,300		156,856
MEIJI Holdings	4,942		396,700
MINEBEA MITSUMI	15,900		318,970
MISUMI Group	11,638		322,080
Mitsubishi	60,998		1,687,185
Mitsubishi Chemical Holdings	58,380		554,352
Mitsubishi Electric	78,100		1,199,141

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Japan - 23.8% (continued)
Mitsubishi Estate	50,000		915,076
Mitsubishi Gas Chemical	7,600		178,657
Mitsubishi Heavy Industries	12,470		492,974
Mitsubishi Materials	4,600		140,370
Mitsubishi Motors	28,600		212,963
Mitsubishi Tanabe Pharma	9,500		180,488
Mitsubishi UFJ Financial Group	479,790		3,214,391
Mitsubishi UFJ Lease & Finance	18,700		119,084
Mitsui & Co.	68,300		1,233,626
Mitsui Chemicals	7,600		218,008
Mitsui Fudosan	35,186		902,148
Mitsui OSK Lines	5,000		148,252
Mixi	1,600		52,741
Mizuho Financial Group	972,900		1,764,269
MS&AD Insurance Group Holdings	18,657		626,165
Murata Manufacturing	7,600		960,236
Nabtesco	4,700		169,754
Nagoya Railroad	7,600		199,236
NEC	10,480		287,852
NEXON	16,000	[a]	232,698
NGK Insulators	9,900		181,558
NGK Spark Plug	6,626		170,712
NH Foods	3,500		153,105
Nidec	9,500		1,487,261
Nikon	13,460		234,705
Nintendo	4,525		1,908,553
Nippon Building Fund	56		314,638
Nippon Electric Glass	3,417		98,451
Nippon Express	3,000		226,740
Nippon Paint Holdings	6,900		280,726
Nippon Prologis REIT	74		155,822
Nippon Steel & Sumitomo Metal	30,261		659,498
Nippon Telegraph & Telephone	28,000		1,332,578
Nippon Yusen	7,080		150,972
Nissan Chemical Industries	5,000		222,685
Nissan Motor	92,800		975,972
Nisshin Seifun Group	8,138		177,987
Nissin Foods Holdings	2,200		161,664
Nitori Holdings	3,300		555,334
Nitto Denko	6,600		490,371
NOK	3,600		73,825
Nomura Holdings	145,000		836,053
Nomura Real Estate Holdings	4,500		111,782

18

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Japan - 23.8% (continued)
Nomura Real Estate Master Fund	158		221,302
Nomura Research Institute	5,083		262,406
NSK	16,000		214,783
NTT Data	24,500		263,986
NTT DOCOMO	54,700		1,417,750
Obayashi	25,300		291,755
Obic	2,600		217,359
Odakyu Electric Railway	11,600		250,355
Oji Holdings	36,000		253,343
Olympus	11,300		421,010
Omron	7,800		421,990
Ono Pharmaceutical	15,900		368,272
Oracle Japan	1,600		131,311
Oriental Land	8,600		856,873
ORIX	52,900		929,911
Osaka Gas	15,400		331,392
OTSUKA	4,400		204,698
Otsuka Holdings	15,700		820,962
Panasonic	89,195		1,321,821
Park24	4,700		133,215
Persol Holdings	7,500		178,153
Pola Orbis Holdings	3,400		148,243
Rakuten	38,600		274,112
Recruit Holdings	44,100		1,015,682
Renesas Electronics	33,400	[a]	350,122
Resona Holdings	88,900		505,754
Ricoh	29,200		285,297
Rinnai	1,400		139,166
Rohm	3,900		357,334
Ryohin Keikaku	1,000		341,786
Sankyo	1,500		52,713
Santen Pharmaceutical	14,600		245,548
SBI Holdings	7,530		190,200
Secom	8,500		637,185
Sega Sammy Holdings	7,484		122,795
Seibu Holdings	8,900		150,385
Seiko Epson	11,800		221,223
Sekisui Chemical	15,400		273,024
Sekisui House	22,800		416,932
Seven & i Holdings	30,460		1,338,013
Seven Bank	26,000		87,443
Sharp	5,700		166,134
Shimadzu	10,200		276,499

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 97.2% (continued)
Japan - 23.8% (continued)
Shimamura	1,000	116,597
Shimano	2,900	385,439
Shimizu	22,000	217,479
Shin-Etsu Chemical	15,700	1,563,426
Shinsei Bank	6,900	107,267
Shionogi & Co.	12,000	617,826
Shiseido	15,300	992,613
Shizuoka Bank	19,400	197,091
Showa Shell Sekiyu	8,500	120,158
SMC	2,300	876,365
SoftBank Group	33,200	2,573,847
Sohgo Security Services	2,600	128,538
Sompo Holdings	13,870	581,704
Sony	50,880	2,505,720
Sony Financial Holdings	7,000	127,623
Stanley Electric	5,500	199,182
Start Today	7,200	207,822
Subaru	24,500	822,788
SUMCO	8,900	216,716
Sumitomo	47,700	858,483
Sumitomo Chemical	64,000	367,755
Sumitomo Dainippon Pharma	6,900	125,788
Sumitomo Electric Industries	30,400	466,457
Sumitomo Heavy Industries	4,900	187,137
Sumitomo Metal Mining	9,800	417,603
Sumitomo Mitsui Financial Group	54,100	2,245,437
Sumitomo Mitsui Trust Holdings	12,964	550,422
Sumitomo Realty & Development Co.	14,000	555,139
Sumitomo Rubber Industries	6,100	109,086
Sundrug	3,000	154,133
Suntory Beverage & Food	5,300	260,792
Suruga Bank	7,200	97,847
Suzuken	3,212	138,279
Suzuki Motor	14,000	753,637
Sysmex	6,400	565,041
T&D Holdings	21,600	366,166
Taiheiyo Cement	4,600	174,187
Taisei	8,400	452,646
Taisho Pharmaceutical Holdings	1,400	134,058
Taiyo Nippon Sanso	6,000	88,994
Takashimaya	12,000	103,103
Takeda Pharmaceutical	28,300	1,189,724
TDK	5,100	434,633

20

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Japan - 23.8% (continued)
Teijin	7,000		131,840
Terumo	12,700		718,698
THK	5,100		178,338
Tobu Railway	8,000		255,206
Toho	4,700		157,213
Toho Gas	3,200		97,099
Tohoku Electric Power	19,100		246,387
Tokio Marine Holdings	26,800		1,264,212
Tokyo Electric Power Co. Holdings	54,472	[a]	258,410
Tokyo Electron	6,300		1,208,536
Tokyo Gas	16,000		428,847
Tokyo Tatemono	8,500		129,513
Tokyu	20,810		350,247
Tokyu Fudosan Holdings	21,900		172,147
Toppan Printing	22,000		184,163
Toray Industries	57,500		537,024
Toshiba	265,000	[a]	708,778
Tosoh	12,000		212,881
TOTO	5,800		328,262
Toyo Seikan Group Holdings	7,100		111,798
Toyo Suisan Kaisha	3,400		133,958
Toyoda Gosei	2,400		60,831
Toyota Industries	6,400		378,356
Toyota Motor	104,855		6,868,294
Toyota Tsusho	8,100		291,187
Trend Micro	4,800		287,667
Tsuruha Holdings	1,500		215,355
Unicharm	16,500		463,770
United Urban Investment	116		179,021
USS	9,100		191,344
West Japan Railway	6,600		467,591
Yahoo! Japan	55,100		226,654
Yakult Honsha	4,400		313,727
Yamada Denki	22,700		119,031
Yamaguchi Financial Group	7,000		87,523
Yamaha	6,400		309,488
Yamaha Motor	11,200		357,060
Yamato Holdings	14,000		360,550
Yamazaki Baking	5,900		129,197
Yaskawa Electric	10,400		424,441
Yokogawa Electric	9,500		209,478
Yokohama Rubber	4,500		106,003
			146,221,319

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Luxembourg - .2%
ArcelorMittal	26,911	[a]	906,019
RTL Group	1,680		137,270
SES	14,758		227,570
			1,270,859
Macau - .1%
MGM China Holdings	40,000		109,668
Sands China	95,013		548,266
Wynn Macau	59,600		220,215
			878,149
Mexico - .0%
Fresnillo	9,224		161,702
Netherlands - 3.5%
ABN AMRO Group	17,087	[b]	529,857
Aegon	71,398		521,760
AerCap Holdings	5,384	[a]	280,668
Akzo Nobel	10,070		906,487
ASML Holding	15,623		2,952,860
Boskalis Westminster	3,784		111,873
EXOR	4,154		306,947
Heineken	10,265		1,079,434
Heineken Holding	4,658		471,902
ING Groep	156,409		2,624,051
Koninklijke Ahold Delhaize	51,304		1,236,803
Koninklijke DSM	7,149		737,711
Koninklijke KPN	132,045		409,356
Koninklijke Philips	37,972		1,602,974
Koninklijke Vopak	2,912		143,016
NN Group	12,306		587,180
NXP Semiconductors	13,693	[a]	1,436,396
QIAGEN	8,524	[a]	281,807
Randstad	4,812		309,075
RELX	38,132		808,687
Unilever	65,514		3,737,380
Wolters Kluwer	11,577		624,619
			21,700,843
New Zealand - .2%
Auckland International Airport	36,928		165,066
Fisher & Paykel Healthcare	21,300		189,865
Fletcher Building	27,941		123,831
Mercury NZ	29,098		65,269
Meridian Energy	52,186		107,869
Ryman Healthcare	16,781		125,062

22

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
New Zealand - .2% (continued)
Spark New Zealand	75,655		183,576
			960,538
Norway - .7%
DNB	39,204		731,275
Gjensidige Forsikring	8,353		132,099
Marine Harvest	17,119		371,818
Norsk Hydro	54,441		337,571
Orkla	33,180		306,715
Schibsted, Cl. B	3,578		95,951
Statoil	46,368		1,186,696
Telenor	29,505		652,550
Yara International	7,257		304,783
			4,119,458
Portugal - .2%
Banco Espirito Santo	118,053	[a,c]	14
EDP - Energias de Portugal	97,677		362,530
Galp Energia	20,573		394,004
Jeronimo Martins	10,446		182,674
			939,222
Singapore - 1.4%
Ascendas Real Estate Investment Trust	97,433		195,449
CapitaLand	106,800		301,190
CapitaLand Commercial Trust	107,851		147,630
CapitaLand Mall Trust	103,800		164,083
City Developments	17,000		161,960
ComfortDelGro	93,200		158,387
DBS Group Holdings	72,388		1,672,247
Genting Singapore	251,927		222,834
Golden Agri-Resources	278,440		72,313
Hutchison Port Holdings Trust	214,800		71,787
Jardine Cycle & Carriage	4,113		105,724
Keppel	56,100		343,655
Oversea-Chinese Banking	127,087		1,311,549
SATS	27,600		114,656
Sembcorp Industries	43,254		100,362
Singapore Airlines	20,033		163,533
Singapore Exchange	30,100		175,495
Singapore Press Holdings	69,075		141,037
Singapore Technologies Engineering	58,600		153,380
Singapore Telecommunications	321,951		855,590
StarHub	26,918		46,092
Suntec REIT	99,000		145,483
United Overseas Bank	54,063		1,221,127

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Singapore - 1.4% (continued)
UOL Group	21,111		139,396
Wilmar International	67,000		163,917
			8,348,876
South Africa - .1%
Mondi	14,634		407,339
Spain - 3.1%
Abertis Infraestructuras	28,297		623,807
ACS Actividades de Construccion y Servicios	9,884		415,530
Aena	2,649	[b]	545,991
Amadeus IT Group	17,724		1,291,645
Banco Bilbao Vizcaya Argentaria	268,646		2,175,984
Banco de Sabadell	218,776		427,441
Banco Santander	648,717		4,182,718
Bankia	48,254		211,827
Bankinter	25,880		270,389
CaixaBank	141,459		687,595
Enagas	9,056		263,347
Endesa	12,084		281,954
Ferrovial	18,981		404,572
Gas Natural SDG	13,566		341,332
Grifols	11,694		327,256
Iberdrola	234,237		1,805,728
Inditex	43,307		1,341,444
Mapfre	40,366		140,190
Red Electrica	17,696		368,333
Repsol	49,547		943,126
Siemens Gamesa Renewable Energy	10,111		173,103
Telefonica	188,376		1,917,959
			19,141,271
Sweden - 2.5%
Alfa Laval	11,798		292,732
Assa Abloy, Cl. B	39,995		835,530
Atlas Copco, Cl. A	27,151		1,056,561
Atlas Copco, Cl. B	15,710		554,731
Boliden	10,538		366,323
Electrolux, Ser. B	9,785		257,232
Ericsson, Cl. B	122,568		929,491
Essity, Cl. B	24,116		610,501
Getinge, Cl. B	8,415		78,356
Hennes & Mauritz, Cl. B	38,206		653,302
Hexagon, Cl. B	10,410		599,445
Husqvarna, Cl. B	17,528		168,823

24

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Sweden - 2.5% (continued)
ICA Gruppen	3,218		100,051
Industrivarden, Cl. C	6,910		145,852
Investor, Cl. B	18,178		788,874
Kinnevik, Cl. B	9,274		335,188
L E Lundbergforetagen, Cl. B	1,556		105,534
Lundin Petroleum	7,919	[a]	218,701
Millicom International Cellular, SDR	2,847		189,597
Nordea Bank	120,486		1,222,162
Sandvik	45,860		780,188
Securitas, Cl. B	11,961		192,869
Skandinaviska Enskilda Banken, Cl. A	61,080		574,556
Skanska, Cl. B	14,100		275,494
SKF, Cl. B	15,606		316,698
Svenska Handelsbanken, Cl. A	60,934		680,287
Swedbank, Cl. A	36,390		792,421
Swedish Match	6,965		311,305
Tele2, Cl. B	14,711		191,218
Telia	114,927		563,573
Volvo, Cl. B	62,441		1,054,751
			15,242,346
Switzerland - 7.8%
ABB	74,328		1,731,709
Adecco Group	6,546		433,264
Baloise Holding	1,866		295,336
Barry Callebaut	92		165,230
Cie Financiere Richemont	21,036		1,997,731
Clariant	8,817	[a]	203,578
Coca-Cola HBC	7,609	[a]	255,586
Credit Suisse Group	96,450	[a]	1,620,492
Dufry	1,417	[a]	200,456
EMS-Chemie Holding	309		190,624
Geberit	1,487		634,717
Givaudan	368		820,375
Glencore	492,536	[a]	2,371,225
Julius Baer Group	9,021	[a]	535,546
Kuehne + Nagel International	2,093		325,796
LafargeHolcim	18,211	[a]	1,010,799
Lindt & Spruengli	4	[a]	303,645
Lindt & Spruengli-PC	41	[a]	263,048
Lonza Group	3,001	[a]	733,525
Nestle	124,974		9,661,621
Novartis	89,350		6,872,460
Pargesa Holding-BR	1,544		144,371

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Switzerland - 7.8% (continued)
Partners Group Holding	708		515,765
Roche Holding	28,227		6,262,492
Schindler Holding	752		150,584
Schindler Holding-PC	1,569		323,619
SGS	212		514,221
Sika-BR	87		630,518
Sonova Holding	2,046		338,143
Straumann Holding	428		290,385
Swatch Group	2,074	[a]	184,470
Swatch Group-BR	1,243		598,341
Swiss Life Holding	1,305	[a]	456,743
Swiss Prime Site	2,854	[a]	267,758
Swiss Re	12,710		1,209,426
Swisscom	1,014		486,272
UBS Group	147,353	[a]	2,475,743
Vifor Pharma	1,950		307,206
Zurich Insurance Group	6,100		1,945,846
			47,728,666
United Arab Emirates - .0%
Mediclinic International	14,249		131,208
United Kingdom - 16.8%
3i Group	38,886		502,764
Admiral Group	7,739		211,579
Anglo American	53,433		1,254,047
Antofagasta	16,439		218,672
Ashtead Group	20,215		562,045
Associated British Foods	13,928		516,796
AstraZeneca	50,914		3,569,605
Auto Trader Group	40,948	[b]	198,748
Aviva	161,372		1,173,136
Babcock International Group	10,761		108,764
BAE Systems	127,354		1,068,738
Barclays	686,704		1,959,735
Barratt Developments	40,982		314,304
Berkeley Group Holdings	4,935		276,341
BHP Billiton	85,140		1,804,772
BP	794,954		5,873,449
British American Tobacco	92,179		5,065,478
British Land	39,207		361,372
BT Group	333,776		1,142,796
Bunzl	13,569		392,869
Burberry Group	16,662		417,758
Capita	27,747		72,913

26

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
United Kingdom - 16.8% (continued)
Carnival	7,269		469,763
Centrica	228,930		483,759
Cobham	88,246	[a]	139,195
Coca-Cola European Partners	8,360		327,712
Compass Group	63,933		1,371,325
ConvaTec Group	55,122	[b]	164,036
Croda International	5,036		307,679
Diageo	100,352		3,569,524
Direct Line Insurance Group	56,151		288,758
easyJet	5,798		126,281
Experian	36,692		837,669
Ferguson	10,088		770,696
G4S	60,183		213,935
GlaxoSmithKline	197,769		3,968,629
GVC Holdings	22,439		274,643
Hammerson	32,066		241,330
Hargreaves Lansdown	10,863		266,057
HSBC Holdings	803,085		8,004,125
IMI	11,426		171,279
Imperial Brands	38,039		1,358,278
InterContinental Hotels Group	6,986		440,375
International Consolidated Airlines Group	23,420		201,583
Intertek Group	6,547		439,457
Investec	26,558		210,605
ITV	146,301		303,893
J Sainsbury	63,395		268,614
John Wood Group	27,264		212,345
Johnson Matthey	7,428		336,059
Kingfisher	84,368		351,489
Land Securities Group	29,898		405,015
Legal & General Group	237,818		882,046
Lloyds Banking Group	2,896,438		2,574,352
London Stock Exchange Group	12,697		750,298
Marks & Spencer Group	61,996		244,573
Meggitt	32,324		209,853
Melrose Industries	187,830		588,390
Merlin Entertainments	31,172	[b]	157,631
Micro Focus International	17,392		301,215
National Grid	134,494		1,557,745
Next	5,992		431,709
Old Mutual	198,244		684,970
Pearson	32,788		374,823

27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.2% (continued)
United Kingdom - 16.8% (continued)
Persimmon		12,280		458,295
Prudential		104,078		2,669,345
Randgold Resources		3,786		306,583
Reckitt Benckiser Group		26,921		2,110,609
RELX		42,120		899,739
Rio Tinto		48,795		2,643,965
Rolls-Royce Holdings		66,015	[a]	759,584
Royal Bank of Scotland Group		142,274	[a]	528,235
Royal Dutch Shell, Cl. A		182,571		6,345,780
Royal Dutch Shell, Cl. B		150,515		5,376,713
Royal Mail		35,349		282,315
RSA Insurance Group		40,705		367,913
Sage Group		43,497		378,192
Schroders		5,179		234,825
Segro		41,218		366,014
Severn Trent		9,605		256,055
Shire		36,619		1,946,053
Sky		41,853		793,975
Smith & Nephew		35,553		681,986
Smiths Group		15,199		333,451
SSE		41,243		782,712
St. James's Place		21,386		333,829
Standard Chartered		133,083		1,401,844
Standard Life Aberdeen		106,403		532,518
Taylor Wimpey		132,556		349,422
Tesco		392,908		1,274,342
Travis Perkins		10,350		180,087
Unilever		49,584		2,778,625
United Utilities Group		27,251		278,324
Vodafone Group		1,073,127		3,122,439
Weir Group		8,871		260,072
Whitbread		7,508		441,990
WM Morrison Supermarkets		88,115		294,416
WPP		50,759		869,316
				102,987,957
Total Common Stocks (cost $429,700,488)				597,106,053
	Preferred Dividend Yield (%)
Preferred Stocks - .6%
Germany - .6%
Bayerische Motoren Werke	5.19	2,084		201,593
Fuchs Petrolub	1.99	2,998		161,081

28

Description	Preferred Dividend Yield (%)	Shares		Value ($)
Preferred Stocks - .6% (continued)
Germany - .6% (continued)
Henkel & Co.	1.71	7,120		905,739
Porsche Automobil Holding	2.55	6,009		512,371
Schaeffler	4.06	6,779		105,154
Volkswagen	2.28	7,487		1,550,442
Total Preferred Stocks (cost $1,984,421)				3,436,380
		Number of Rights
Rights - .0%
New Zealand - .0%
Fletcher Building (cost $6,518)		6,264	[a]	6,479
		Principal Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills
1.66%, 6/7/18 (cost $648,890)		650,000	[d,e]	648,909
	Current Yield (%)	Shares		Value ($)
Other Investment - 1.4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $8,727,038)	1.71	8,727,038	[f]	8,727,038
Total Investments (cost $441,067,355)		99.3%		609,924,859
Cash and Receivables (Net)		.7%		4,282,342
Net Assets		100.0%		614,207,201

ADR—American Depository Receipt

BR—Bearer Certificate

CDI—Chess Depository Interest

PC—Participation Certificate

REIT—Real Estate Investment Trust

RSP—Risparmio (Savings) Shares

SDR—Swedish Depository Receipts

aNon-income producing security.
bSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $4,281,242 or .7% of net assets.
cThe fund held Level 3 securities at April 30, 2018, these securities were valued at $14 or .0% of net assets.
dHeld by a counterparty for open exchange traded derivative contracts.
eSecurity is a discount security. Income is recognized through the accretion of discount.
fInvestment in affiliated money market mutual fund.

29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Financials	20.5
Industrials	14.2
Consumer Discretionary	12.3
Consumer Staples	10.6
Health Care	9.8
Materials	7.9
Information Technology	6.4
Energy	5.6
Telecommunication Services	3.8
Real Estate	3.5
Utilities	3.2
Short-Term/Money Market Investment	1.5
99.3

† Based on net assets.
See notes to financial statements.

30

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 10/31/17($)	Purchases($)	Sales($)	Value 4/30/2018($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	10,193,671	59,755,242	61,221,875	8,727,038	1.4	61,524

See notes to financial statements.

31

STATEMENT OF FUTURES

April 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI EAFE Index	122	6/2018	12,289,809	12,361,650	71,841
Gross Unrealized Appreciation				71,841

See notes to financial statements.

32

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Goldman Sachs International
Japanese Yen	7,389,117	United States Dollar	67,747	5/2/18†	(155)
United States Dollar	67,747	Swiss Franc	66,931	5/2/18	208
Standard Chartered Bank
Euro	309,000	United States Dollar	371,770	5/2/18†	1,378
Gross Unrealized Appreciation					1,586
Gross Unrealized Depreciation					(155)

† Cross currency forward exchange contracts.
See notes to financial statements.

33

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	432,340,317	601,197,821
Affiliated issuers	8,727,038	8,727,038
Cash		477,619
Cash denominated in foreign currency	610,426	606,012
Dividends receivable		2,535,446
Tax reclaim receivable		1,299,928
Receivable for shares of Common Stock subscribed		82,014
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		1,586
		614,927,464
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		252,496
Payable for shares of Common Stock redeemed		337,085
Payable for investment securities purchased		79,936
Payable for futures variation margin—Note 4		50,591
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		155
		720,263
Net Assets ($)		614,207,201
Composition of Net Assets ($):
Paid-in capital		511,906,517
Accumulated undistributed investment income—net		1,123,738
Accumulated net realized gain (loss) on investments		(67,695,951)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions (including $71,841 net unrealized appreciation on futures)		168,872,897
Net Assets ($)		614,207,201

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	408,628,306	205,578,895
Shares Outstanding	22,666,694	11,405,560
Net Asset Value Per Share ($)	18.03	18.02

See notes to financial statements.

34

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $846,270 foreign taxes withheld at source):
Unaffiliated issuers	8,623,748
Affiliated issuers	61,524
Interest	3,369
Total Income	8,688,641
Expenses:
Management fee—Note 3(a)	1,070,381
Shareholder servicing costs—Note 3(b)	531,329
Directors’ fees—Note 3(a,c)	26,081
Loan commitment fees—Note 2	6,067
Interest expense—Note 2	80
Total Expenses	1,633,938
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(26,081)
Net Expenses	1,607,857
Investment Income—Net	7,080,784
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(225,749)
Net realized gain (loss) on futures	392,635
Net realized gain (loss) on forward foreign currency exchange contracts	(48,483)
Net Realized Gain (Loss)	118,403
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	11,270,096
Net unrealized appreciation (depreciation) on futures	(105,232)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1,431
Net Unrealized Appreciation (Depreciation)	11,166,295
Net Realized and Unrealized Gain (Loss) on Investments	11,284,698
Net Increase in Net Assets Resulting from Operations	18,365,482

See notes to financial statements.

35

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	7,080,784	12,373,830
Net realized gain (loss) on investments	118,403	(7,527,169)
Net unrealized appreciation (depreciation) on investments	11,166,295	107,791,708
Net Increase (Decrease) in Net Assets Resulting from Operations	18,365,482	112,638,369
Distributions to Shareholders from ($):
Investment income—net:
Investor Shares	(9,690,563)	(11,437,032)
Class I	(4,110,609)	(2,263,295)
Total Distributions	(13,801,172)	(13,700,327)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	63,070,456	127,962,171
Class I	61,944,619	150,697,819
Distributions reinvested:
Investor Shares	9,622,337	11,361,926
Class I	1,329,547	775,259
Cost of shares redeemed:
Investor Shares	(124,267,621)	(274,560,705)
Class I	(13,815,512)	(19,063,941)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(2,116,174)	(2,827,471)
Total Increase (Decrease) in Net Assets	2,448,136	96,110,571
Net Assets ($):
Beginning of Period	611,759,065	515,648,494
End of Period	614,207,201	611,759,065
Undistributed investment income—net	1,123,738	7,844,126
Capital Share Transactions (Shares):
Investor Shares[a]
Shares sold	3,486,522	7,885,800
Shares issued for distributions reinvested	539,671	776,088
Shares redeemed	(6,843,078)	(17,480,862)
Net Increase (Decrease) in Shares Outstanding	(2,816,885)	(8,818,974)
Class Ia
Shares sold	3,417,185	9,742,214
Shares issued for distributions reinvested	74,652	52,991
Shares redeemed	(765,983)	(1,160,307)
Net Increase (Decrease) in Shares Outstanding	2,725,854	8,634,898

[a]	During the period ending April 30, 2018, 332,760 Investor shares representing $6,026,290 were exchanged for 332,393 Class I shares.
See notes to financial statements.

36

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Investor Shares	(Unaudited)	2017	2016[a]	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	17.90	15.01	15.86	16.54	17.12	13.96
Investment Operations:
Investment income—net[b]	.19	.35	.36	.35	.47	.35
Net realized and unrealized gain (loss) on investments	.33	2.96	(.89)	(.60)	(.49)	3.20
Total from Investment Operations	.52	3.31	(.53)	(.25)	(.02)	3.55
Distributions:
Dividends from investment income—net	(.39)	(.42)	(.32)	(.43)	(.37)	(.39)
Dividends from net realized gain on investments	-	-	-	-	(.19)	-
Total Distributions	(.39)	(.42)	(.32)	(.43)	(.56)	(.39)
Net asset value, end of period	18.03	17.90	15.01	15.86	16.54	17.12
Total Return (%)	2.92[c]	22.71	(3.37)	(1.46)	(.13)	26.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[d]	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets	.60[d]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	2.18[d]	2.20	2.43	2.14	2.76	2.25
Portfolio Turnover Rate	2.47[c]	9.18	5.53	8.44	10.26	23.12
Net Assets, end of period ($ x 1,000)	408,628	456,213	514,975	575,306	567,711	572,605

a On August 31, 2016, the fund redesignated existing shares as Investor shares.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

37

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class I Shares	(Unaudited)	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	17.92	15.02	15.15
Investment Operations:
Investment income—net[b]	.24	.42	.02
Net realized and unrealized gain (loss) on investments	.29	2.94	(.15)
Total from Investment Operations	.53	3.36	(.13)
Distributions:
Dividends from investment income—net	(.43)	(.46)	-
Net asset value, end of period	18.02	17.92	15.02
Total Return (%)	3.00[c]	23.04	(.86)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.36[d]	.36	.40[d]
Ratio of net expenses to average net assets	.35[d]	.35	.39[d]
Ratio of net investment income to average net assets	2.62[d]	2.48	1.95[d]
Portfolio Turnover Rate	2.47[c]	9.18	5.53
Net Assets, end of period ($ x 1,000)	205,579	155,546	673

a From August 31, 2016 (commencement of initial offering) to October 31, 2016.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

38

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE®). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is

40

used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and are generally categorized within Level 1 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks	3,514,618	593,591,421†	14	597,106,053
Equity Securities - Foreign Preferred Stocks	-	3,436,380†	-	3,436,380
Registered Investment Company	8,727,038	-	-	8,727,038
U.S. Treasury	-	648,909	-	648,909
Rights	-	6,479†	-	6,479
Other Financial Instruments:
Futures††	71,841	-	-	71,841
Forward Foreign Currency Exchange Contracts††	-	1,586		1,586
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(155)	-	(155)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†† Amount shown represents unrealized appreciation at period end.

At April 30, 2018, the amount of securities transferred between levels equals fair value of exchange traded equity securities and rights reported as Level 2 in the table above. At October 31, 2017, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

42

Equity Securities— Foreign Common Stock ($)
Balance as of 10/31/2017	14
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases/Issuances	-
Sales/Dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 4/30/2018	14
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 4/30/2018	-

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic

43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $34,441,479 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2017. These long-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $13,700,327. The tax character of current year distributions will be determined at the end of the current fiscal year.

44

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2018 was approximately $6,630 with a related weighted average annualized interest rate of 2.43%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, Dreyfus pays all of the expenses of the fund, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2018, fees reimbursed by Dreyfus amounted to $26,081.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts, such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, the fund was charged $531,329 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$175,819 and Shareholder Services Plan fees $83,406, which are offset against an expense reimbursement currently in effect in the amount of $6,729.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, futures and forward contracts, during the period ended April 30, 2018, amounted to $14,930,521 and $22,698,130, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the

46

exchange guarantees the futures against default. Futures open at April 30, 2018, are set forth in the Statement of Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2018, are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2018 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Equity risk	71,841	[1]	Equity risk	-
Foreign exchange risk	1,586	[2]	Foreign exchange risk	(155)	[2]
Gross fair value of derivative contracts	73,427			(155)

Statement of Assets and Liabilities location:
[1]			Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2018 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Forward Contracts	[2]	Total
Equity	392,635		-		392,635
Foreign exchange	-		(48,483)		(48,483)
Total	392,635		(48,483)		344,152

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[3]	Forward Contracts	[4]	Total
Equity	(105,232)		-		(105,232)
Foreign exchange	-		1,431		1,431
Total	(105,232)		1,431		(103,801)

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on forward foreign currency exchange contracts.
[3]	Net unrealized appreciation (depreciation) on futures.
[4]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	71,841	-
Forward contracts	1,586	(155)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	73,427	(155)
Derivatives not subject to
Master Agreements	(71,841)	-
Total gross amount of assets
and liabilities subject to
Master Agreements	1,586	(155)

48

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2018:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Goldman Sachs International	208		(155)	-	53
Standard Chartered Bank	1,378		-	-	1,378
Total	1,586		(155)	-	1,431

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Goldman Sachs International	(155)		155	-	-

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
† See Statement of Investments for detailed information regarding collateral held for open exchange traded derivative contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2018:

Average Market Value ($)
Equity futures	11,643,945
Forward contracts	72,611

At April 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $168,930,776, consisting of $194,835,868 gross unrealized appreciation and $25,905,092 gross unrealized depreciation.

At April 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

49

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 14-15, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select

50

the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at or below the Performance Group median for all periods and the fund’s performance was below the Performance Universe median for all periods. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that: the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the

51

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board expressed some concern with the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other

52

Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

53

For More Information

Dreyfus International Stock Index Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Investor: DIISX Class I: DINIX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0079SA0418

Dreyfus S&P 500 Index Fund

SEMIANNUAL REPORT April 30, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus S&P 500 Index Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus S&P 500 Index Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus S&P 500 Index Fund produced a total return of 3.58%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, returned 3.82% for the same period.2

U.S. equities advanced moderately during the reporting period amid improving economic prospects and reports of better-than-expected corporate earnings. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index and in futures whose performance is tied to the Index. The fund generally invests in all 500 stocks in the Index in proportion to their weighting in the Index.

The Index is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P weights each company’s stock in the Index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies included in the Index generally must have market capitalizations in excess of $5.3 billion, to the extent consistent with market conditions.

Positive Economic Trends in the Face of Rising Volatility

A positive economic backdrop supported U.S. equity markets in late 2017, including sustained GDP growth, robust labor markets, and higher growth forecasts from the Federal Reserve Board (the “Fed”) for 2018. Passage of tax reform legislation in December 2017 sparked additional market gains, driving the Index to new all-time highs in January 2018. Some of the more economically sensitive market segments, such as the information technology and financials sectors, led the market’s advance at the time.

Economic data in January 2018 indicated robust levels of consumer spending during the critical year-end shopping season, and long-awaited signs of wage growth began to appear. However, concerns about rising inflationary pressures and prospects for more aggressive interest-rate hikes by the Fed began to weigh on market sentiment. In March 2018, political rhetoric regarding potentially more protectionist U.S. trade policies took a toll on stocks of U.S. companies with substantial overseas exposure, including industrial firms and exporters. As a result, markets remained volatile through the remainder of the reporting period.

Consumer Discretionary Stocks Led the Market’s Rise

For the reporting period overall, consumer discretionary stocks posted the highest returns of the Index’s various market segments, supported primarily by gains in a small number of mega-cap growth stocks. Most notably, online retailer Amazon.com continued to surge as investors responded positively to its expansion into other industries, such as groceries and health care. Internet-based media company Netflix also posted impressive gains amid greater adoption of streaming technology by entertainment consumers. After enduring an extended period of

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

weakness, many specialty retailers rallied amid high levels of consumer confidence, robust employment trends, and the impact of tax reform legislation on spending.

The information technology sector continued to fare well over the reporting period, driven higher by software developers and technology service companies. However, investors appeared to become more selective in an industry group with rich valuations, favoring profitable companies with sustainable growth rates such as cloud computing specialists, payment processors, and IT consulting firms. The energy sector surged later in the reporting period when rising crude oil prices sparked increased production among large, integrated energy companies that had reduced costs and streamlined operations during the previous downturn.

Laggards for the reporting period included traditionally defensive market sectors whose dividend yields became less attractive to investors in a rising interest-rate environment. The consumer staples sector also was hurt by rising costs for food producers and online competition for some of the major retail chains, such as Walmart Inc., and tobacco companies struggled with declining smoking trends worldwide. The utilities sector was hurt by tax reform legislation that eliminated tax deferrals and reduced cash flows. The real estate sector encountered higher financing costs and softness among retail properties.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. and global economic recoveries appear to remain intact, supported by stimulative monetary and fiscal policies that have helped boost corporate earnings. However, the market’s currently constructive conditions could be undermined by unexpected political and economic developments as geopolitical tensions potentially escalate and monetary policymakers move away from the aggressively accommodative policies of the past decade. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s® 500,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund. The fund is not sponsored, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018

Expenses paid per $1,000†	$2.52
Ending value (after expenses)	$1,035.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Automobiles & Components - .6%
Aptiv	30,183		2,552,878
BorgWarner	21,467		1,050,595
Ford Motor	432,375		4,859,895
General Motors	140,189		5,150,544
Goodyear Tire & Rubber	28,422		713,676
Harley-Davidson	18,837	[a]	774,766
			15,102,354
Banks - 6.5%
Bank of America	1,066,575		31,911,924
BB&T	86,555		4,570,104
Citigroup	286,335		19,548,090
Citizens Financial Group	54,814		2,274,233
Comerica	19,818		1,874,386
Fifth Third Bancorp	76,323		2,531,634
Huntington Bancshares	124,205		1,851,897
JPMorgan Chase & Co.	382,707		41,630,867
KeyCorp	116,821		2,327,074
M&T Bank	16,843		3,069,974
People's United Financial	39,507		722,583
PNC Financial Services Group	52,398		7,629,673
Regions Financial	126,827		2,371,665
SunTrust Banks	51,935		3,469,258
SVB Financial Group	5,955	[b]	1,784,178
U.S. Bancorp	175,146		8,836,116
Wells Fargo & Co.	489,264		25,422,157
Zions Bancorporation	22,878		1,252,570
			163,078,383
Capital Goods - 7.1%
3M	66,295		12,887,085
A.O. Smith	15,774		967,735
Acuity Brands	4,677	[a]	560,164
Allegion	10,615		819,266
AMETEK	25,031		1,747,164
Arconic	45,933		818,067
Boeing	61,631		20,557,636
Caterpillar	66,459		9,594,021
Cummins	17,161		2,743,357
Deere & Co.	36,483		4,937,244
Dover	17,209		1,595,274
Eaton	49,512		3,714,885
Emerson Electric	70,605		4,688,878

6

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Capital Goods - 7.1% (continued)
Fastenal	32,344		1,616,877
Flowserve	15,538		690,043
Fluor	16,071		947,385
Fortive	34,673		2,437,859
Fortune Brands Home & Security	17,155		938,207
General Dynamics	30,655		6,171,158
General Electric	966,300		13,595,841
Harris	13,446		2,103,223
Honeywell International	84,027		12,157,026
Huntington Ingalls Industries	4,929		1,198,782
Illinois Tool Works	34,260		4,865,605
Ingersoll-Rand	27,551		2,311,253
Jacobs Engineering Group	13,017		756,158
Johnson Controls International	104,627		3,543,716
L3 Technologies	8,904		1,744,116
Lockheed Martin	27,850		8,935,394
Masco	35,755		1,354,042
Northrop Grumman	19,558		6,298,458
PACCAR	39,567		2,519,231
Parker-Hannifin	15,038		2,475,556
Pentair	18,686		1,257,194
Quanta Services	16,989	[b]	552,143
Raytheon	32,239		6,607,061
Rockwell Automation	14,492		2,384,369
Rockwell Collins	18,209		2,413,421
Roper Technologies	11,635		3,073,851
Snap-on	6,302		915,366
Stanley Black & Decker	17,298		2,449,224
Textron	29,599		1,839,282
TransDigm Group	5,467		1,752,556
United Rentals	9,326	[b]	1,398,900
United Technologies	82,721		9,938,928
W.W. Grainger	5,874	[a]	1,652,650
Xylem	20,320		1,481,328
			180,006,979
Commercial & Professional Services - .6%
Cintas	9,801		1,669,110
Equifax	13,369		1,497,996
IHS Markit	40,029	[b]	1,966,625
Nielsen Holdings	36,314	[a]	1,142,075
Republic Services	25,817		1,669,844
Robert Half International	13,717		833,308
Stericycle	9,929	[a,b]	582,932

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Commercial & Professional Services - .6% (continued)
Verisk Analytics	17,317	[b]	1,843,395
Waste Management	44,477		3,615,535
			14,820,820
Consumer Durables & Apparel - 1.2%
D.R. Horton	38,885		1,716,384
Garmin	13,214		775,265
Hanesbrands	39,011	[a]	720,533
Hasbro	13,028		1,147,637
Leggett & Platt	14,159		574,147
Lennar, Cl. A	30,920		1,635,359
Mattel	40,077	[a]	593,140
Michael Kors Holdings	16,460	[b]	1,126,193
Mohawk Industries	7,220	[b]	1,515,334
Newell Brands	52,913		1,461,986
NIKE, Cl. B	145,373		9,942,059
PulteGroup	29,581		898,079
PVH	8,729		1,393,759
Ralph Lauren	6,065		666,240
Tapestry	31,213		1,678,323
Under Armour, Cl. A	21,303	[a,b]	378,341
Under Armour, Cl. C	21,467	[a,b]	329,518
VF	36,916		2,985,397
Whirlpool	7,649		1,185,213
			30,722,907
Consumer Services - 1.9%
Carnival	45,086		2,843,123
Chipotle Mexican Grill	2,608	[a,b]	1,104,045
Darden Restaurants	14,089		1,308,305
H&R Block	24,433		675,572
Hilton Worldwide Holdings	31,808		2,507,743
Marriott International, Cl. A	33,240		4,543,243
McDonald's	89,121		14,922,420
MGM Resorts International	57,074		1,793,265
Norwegian Cruise Line Holdings	23,428	[b]	1,252,695
Royal Caribbean Cruises	18,921		2,047,063
Starbucks	156,798		9,026,861
Wyndham Worldwide	11,459		1,308,732
Wynn Resorts	9,213		1,715,368
Yum! Brands	36,784		3,203,886
			48,252,321
Diversified Financials - 5.6%
Affiliated Managers Group	5,853		964,926
American Express	80,655		7,964,681

8

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Diversified Financials - 5.6% (continued)
Ameriprise Financial	16,387		2,297,621
Bank of New York Mellon	112,005		6,105,393
Berkshire Hathaway, Cl. B	214,615	[b]	41,577,364
BlackRock	13,879		7,237,898
Capital One Financial	54,807		4,966,610
Cboe Global Markets	12,932		1,380,879
Charles Schwab	134,082		7,465,686
CME Group	37,770		5,955,574
Discover Financial Services	40,047		2,853,349
E*TRADE Financial	29,050	[b]	1,762,754
Franklin Resources	37,413		1,258,573
Goldman Sachs Group	39,291		9,364,224
Intercontinental Exchange	64,734		4,690,626
Invesco	44,600		1,292,062
Leucadia National	35,429		851,713
Moody's	18,467		2,995,347
Morgan Stanley	153,319		7,914,327
MSCI	10,122		1,516,579
Nasdaq	13,476		1,190,200
Navient	31,623		419,321
Northern Trust	23,898		2,551,111
Raymond James Financial	14,200		1,274,450
S&P Global	28,151		5,309,279
State Street	41,539		4,144,761
Synchrony Financial	80,661		2,675,525
T. Rowe Price Group	27,592		3,140,521
			141,121,354
Energy - 6.2%
Anadarko Petroleum	57,979		3,903,146
Andeavor	15,432		2,134,554
Apache	43,910	[a]	1,798,114
Baker Hughes a GE	46,790	[a]	1,689,587
Cabot Oil & Gas	51,267		1,225,794
Chevron	212,893		26,635,043
Cimarex Energy	10,606		1,066,858
Concho Resources	16,440	[b]	2,584,532
ConocoPhillips	130,523		8,549,256
Devon Energy	58,753		2,134,496
EOG Resources	64,960		7,676,323
EQT	28,197		1,415,207
Exxon Mobil	472,435		36,731,821
Halliburton	97,032		5,141,726
Helmerich & Payne	12,402		862,559

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Energy - 6.2% (continued)
Hess	29,670		1,690,893
Kinder Morgan	214,660		3,395,921
Marathon Oil	95,547		1,743,733
Marathon Petroleum	53,571		4,013,004
National Oilwell Varco	41,649		1,610,567
Newfield Exploration	23,900	[b]	712,220
Noble Energy	53,066		1,795,223
Occidental Petroleum	85,887		6,635,630
ONEOK	45,470		2,738,203
Phillips 66	46,521		5,178,253
Pioneer Natural Resources	18,811		3,791,357
Range Resources	25,636	[a]	355,059
Schlumberger	153,924		10,553,029
TechnipFMC	48,634		1,602,977
Valero Energy	48,218		5,348,823
Williams	93,933		2,416,896
			157,130,804
Food & Staples Retailing - 1.7%
Costco Wholesale	49,176		9,695,540
CVS Health	112,667		7,867,537
Kroger	99,113		2,496,656
Sysco	54,182		3,388,542
Walgreens Boots Alliance	94,526		6,281,253
Walmart	162,260		14,353,520
			44,083,048
Food, Beverage & Tobacco - 4.0%
Altria Group	211,535		11,869,229
Archer-Daniels-Midland	63,512		2,882,175
Brown-Forman, Cl. B	29,753		1,667,358
Campbell Soup	21,187	[a]	864,006
Coca-Cola	429,476		18,557,658
Conagra Brands	43,870		1,626,261
Constellation Brands, Cl. A	19,208		4,477,961
Dr Pepper Snapple Group	20,372	[a]	2,443,825
General Mills	63,456		2,775,565
Hershey	16,083		1,478,671
Hormel Foods	29,896	[a]	1,083,730
J.M. Smucker	12,632	[a]	1,441,059
Kellogg	27,502		1,619,868
Kraft Heinz	67,459		3,803,338
McCormick & Co.	13,879	[a]	1,462,985
Molson Coors Brewing, Cl. B	20,701		1,474,739
Mondelez International, Cl. A	166,535		6,578,132

10

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Food, Beverage & Tobacco - 4.0% (continued)
Monster Beverage	45,609	[b]	2,508,495
PepsiCo	159,187		16,068,336
Philip Morris International	173,853		14,255,946
Tyson Foods, Cl. A	33,163		2,324,726
			101,264,063
Health Care Equipment & Services - 5.8%
Abbott Laboratories	193,651		11,256,933
Aetna	36,631		6,558,781
Align Technology	7,913	[b]	1,977,063
AmerisourceBergen	18,018		1,632,070
Anthem	28,378		6,696,924
Baxter International	54,916		3,816,662
Becton Dickinson & Co.	29,554		6,852,686
Boston Scientific	154,328	[b]	4,432,300
Cardinal Health	34,982		2,244,795
Centene	19,473	[b]	2,114,378
Cerner	35,062	[b]	2,042,361
Cigna	27,400		4,707,868
Cooper	5,360		1,225,886
Danaher	68,770		6,899,006
DaVita	15,680	[b]	984,547
Dentsply Sirona	25,855		1,301,541
Edwards Lifesciences	23,263	[b]	2,962,776
Envision Healthcare	13,919	[b]	517,369
Express Scripts Holding	63,221	[b]	4,785,830
HCA Healthcare	31,002		2,968,131
Henry Schein	17,517	[a,b]	1,331,292
Hologic	31,110	[b]	1,206,757
Humana	15,537		4,570,675
IDEXX Laboratories	9,921	[b]	1,929,535
Intuitive Surgical	12,447	[b]	5,486,389
Laboratory Corporation of America Holdings	11,322	[b]	1,933,231
McKesson	22,861		3,571,117
Medtronic	150,805		12,084,005
Quest Diagnostics	15,293		1,547,652
ResMed	15,620		1,478,277
Stryker	36,278		6,146,219
UnitedHealth Group	107,836		25,492,430
Universal Health Services, Cl. B	9,411		1,074,736
Varian Medical Systems	9,910	[b]	1,145,497
Zimmer Biomet Holdings	22,537		2,595,586
			147,571,305

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Household & Personal Products - 1.5%
Church & Dwight	26,445		1,221,759
Clorox	14,271		1,672,561
Colgate-Palmolive	98,409		6,419,219
Coty, Cl. A	51,012		885,058
Estee Lauder, Cl. A	25,017		3,704,768
Kimberly-Clark	39,573		4,097,388
Procter & Gamble	280,896		20,320,017
			38,320,770
Insurance - 2.6%
Aflac	86,179		3,927,177
Allstate	39,188		3,833,370
American International Group	100,441		5,624,696
Aon	27,359		3,897,837
Arthur J. Gallagher & Co.	19,794		1,385,382
Assurant	5,907		548,288
Brighthouse Financial	11,559		586,966
Chubb	52,184		7,079,803
Cincinnati Financial	16,341		1,149,426
Everest Re Group	4,396		1,022,817
Hartford Financial Services Group	39,835		2,144,716
Lincoln National	23,903		1,688,508
Loews	30,111		1,579,623
Marsh & McLennan Cos.	57,202		4,661,963
MetLife	115,511		5,506,409
Principal Financial Group	30,379		1,799,044
Progressive	65,632		3,956,953
Prudential Financial	47,543		5,054,772
Torchmark	11,697		1,014,598
Travelers	30,510		4,015,116
Unum Group	24,840		1,201,759
Willis Towers Watson	14,954		2,220,819
XL Group	27,991		1,556,020
			65,456,062
Materials - 2.8%
Air Products & Chemicals	24,667		4,003,207
Albemarle	11,670		1,131,523
Avery Dennison	9,953		1,043,174
Ball	40,065	[a]	1,606,206
CF Industries Holdings	26,247		1,018,384
DowDuPont	261,883		16,561,481
Eastman Chemical	15,826		1,615,518
Ecolab	29,202		4,227,574
FMC	15,286		1,218,753

12

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Materials - 2.8% (continued)
Freeport-McMoRan	151,500		2,304,315
International Flavors & Fragrances	8,973		1,267,526
International Paper	46,282		2,386,300
LyondellBasell Industries, Cl. A	36,193		3,826,686
Martin Marietta Materials	6,975		1,358,521
Monsanto	49,330		6,184,502
Mosaic	38,250		1,030,838
Newmont Mining	58,654		2,304,516
Nucor	35,730		2,201,683
Packaging Corporation of America	10,048		1,162,453
PPG Industries	28,599		3,028,062
Praxair	31,802		4,850,441
Sealed Air	19,839		869,940
Sherwin-Williams	9,140		3,360,412
Vulcan Materials	14,614		1,632,238
WestRock	28,032		1,658,373
			71,852,626
Media - 2.5%
CBS, Cl. B	39,006		1,919,095
Charter Communications, Cl. A	20,645	[b]	5,600,782
Comcast, Cl. A	516,214		16,203,957
Discovery, Cl. A	19,268	[a,b]	455,688
Discovery, Cl. C	37,957	[b]	843,405
DISH Network, Cl. A	24,526	[b]	822,847
Interpublic Group of Companies	42,773		1,009,015
News Corp., Cl. A	45,717		730,558
News Corp., Cl. B	12,163		197,649
Omnicom Group	26,248	[a]	1,933,428
Time Warner	87,571		8,301,731
Twenty-First Century Fox, Cl. A	118,028		4,315,104
Twenty-First Century Fox, Cl. B	49,447		1,783,553
Viacom, Cl. B	40,018		1,206,943
Walt Disney	168,165		16,871,994
			62,195,749
Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
AbbVie	178,272		17,212,162
Agilent Technologies	35,542		2,336,531
Alexion Pharmaceuticals	25,150	[b]	2,958,394
Allergan	37,164		5,710,249
Amgen	74,909		13,070,122
Biogen	23,757	[b]	6,499,915
Bristol-Myers Squibb	182,361		9,506,479
Celgene	83,880	[b]	7,305,948

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 7.9% (continued)
Eli Lilly & Co.	107,582		8,721,673
Gilead Sciences	145,723		10,525,572
Illumina	16,434	[b]	3,959,444
Incyte	20,058	[b]	1,242,393
IQVIA Holdings	16,588	[b]	1,588,467
Johnson & Johnson	299,150		37,839,483
Merck & Co.	301,766		17,764,964
Mettler-Toledo International	2,858	[b]	1,600,280
Mylan	56,756	[b]	2,199,863
Nektar Therapeutics	17,952	[b]	1,501,864
PerkinElmer	12,319		903,722
Perrigo	14,486		1,131,936
Pfizer	663,382		24,286,415
Regeneron Pharmaceuticals	8,623	[b]	2,618,633
Thermo Fisher Scientific	44,673		9,396,966
Vertex Pharmaceuticals	28,115	[b]	4,306,093
Waters	8,532	[b]	1,607,514
Zoetis	54,343		4,536,554
			200,331,636
Real Estate - 2.7%
Alexandria Real Estate Equities	10,835	[c]	1,349,716
American Tower	48,943	[c]	6,673,867
Apartment Investment & Management, Cl. A	17,380	[c]	705,628
AvalonBay Communities	15,711	[c]	2,560,893
Boston Properties	16,985	[c]	2,062,149
CBRE Group, Cl. A	34,388	[b,c]	1,558,120
Crown Castle International	46,130	[c]	4,653,133
Digital Realty Trust	22,574	[c]	2,385,846
Duke Realty	41,816	[c]	1,133,214
Equinix	8,740	[c]	3,677,705
Equity Residential	41,329	[c]	2,550,413
Essex Property Trust	7,439	[c]	1,783,054
Extra Space Storage	13,692	[c]	1,226,666
Federal Realty Investment Trust	8,298	[c]	961,323
GGP	69,648	[c]	1,392,264
HCP	53,648	[c]	1,253,217
Host Hotels & Resorts	79,872	[c]	1,562,296
Iron Mountain	31,688	[c]	1,075,491
Kimco Realty	50,808	[c]	737,224
Macerich	12,911	[a,c]	743,932
Mid-America Apartment Communities	12,386	[c]	1,132,824

14

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Real Estate - 2.7% (continued)
Prologis	59,712	[c]	3,875,906
Public Storage	16,540	[c]	3,337,441
Realty Income	31,015	[c]	1,566,568
Regency Centers	17,306	[c]	1,018,458
SBA Communications	13,071	[b,c]	2,094,366
Simon Property Group	34,630	[c]	5,414,054
SL Green Realty	9,724	[a,c]	950,424
UDR	31,345	[c]	1,133,122
Ventas	39,268	[c]	2,019,161
Vornado Realty Trust	18,673	[c]	1,270,324
Welltower	41,235	[c]	2,203,598
Weyerhaeuser	84,421	[c]	3,105,004
			69,167,401
Retailing - 6.7%
Advance Auto Parts	8,019		917,775
Amazon.com	44,819	[b]	70,192,380
AutoZone	2,992	[b]	1,868,564
Best Buy	28,184	[a]	2,156,922
Booking Holdings	5,426	[b]	11,817,828
CarMax	20,306	[a,b]	1,269,125
Dollar General	29,226		2,821,186
Dollar Tree	26,993	[b]	2,588,359
Expedia	13,708		1,578,339
Foot Locker	12,567		541,386
Gap	24,620		719,889
Genuine Parts	16,470		1,454,630
Home Depot	130,120		24,046,176
Kohl's	18,603		1,155,618
L Brands	27,999		977,445
LKQ	34,275	[b]	1,063,210
Lowe's	92,869		7,655,192
Macy's	33,551	[a]	1,042,430
Netflix	48,315	[b]	15,096,505
Nordstrom	13,365	[a]	675,734
O'Reilly Automotive	9,215	[b]	2,359,685
Ross Stores	43,078		3,482,856
Target	61,329		4,452,485
The TJX Companies	70,574		5,988,204
Tiffany & Co.	11,154		1,146,966
Tractor Supply	14,174		963,832
TripAdvisor	10,885	[a,b]	407,317
Ulta Beauty	6,270	[b]	1,573,206
			170,013,244

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices	93,305	[a,b]	1,015,158
Analog Devices	41,756		3,647,387
Applied Materials	117,285		5,825,546
Broadcom	45,852		10,519,366
Intel	521,631		26,926,592
KLA-Tencor	17,840		1,815,042
Lam Research	18,141		3,357,173
Microchip Technology	25,630	[a]	2,144,206
Micron Technology	129,509	[b]	5,954,824
NVIDIA	67,369		15,151,288
Qorvo	14,342	[b]	966,651
QUALCOMM	165,668		8,450,725
Skyworks Solutions	20,473		1,776,237
Texas Instruments	109,898		11,146,954
Xilinx	27,930		1,794,223
			100,491,372
Software & Services - 14.9%
Accenture, Cl. A	68,585		10,370,052
Activision Blizzard	84,904		5,633,380
Adobe Systems	54,929	[b]	12,172,266
Akamai Technologies	18,540	[b]	1,328,391
Alliance Data Systems	5,320		1,080,226
Alphabet, Cl. A	33,279	[b]	33,897,324
Alphabet, Cl. C	33,933	[b]	34,521,059
ANSYS	9,373	[b]	1,515,239
Autodesk	24,477	[b]	3,081,654
Automatic Data Processing	49,561		5,852,163
CA	34,367		1,195,972
Cadence Design Systems	32,959	[b]	1,320,338
Citrix Systems	14,029	[b]	1,443,724
Cognizant Technology Solutions, Cl. A	66,155		5,412,802
DXC Technology	31,493		3,245,669
eBay	106,231	[b]	4,024,030
Electronic Arts	33,937	[b]	4,003,887
Facebook, Cl. A	267,177	[b]	45,954,444
Fidelity National Information Services	36,725		3,487,773
Fiserv	46,556	[b]	3,298,958
Gartner	9,579	[a,b]	1,161,837
Global Payments	17,505		1,978,940
International Business Machines	95,384		13,826,865
Intuit	27,398		5,062,876
Mastercard, Cl. A	102,823		18,330,256
Microsoft	858,950		80,329,004

16

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Software & Services - 14.9% (continued)
Oracle	337,884		15,431,162
Paychex	34,950		2,116,921
PayPal Holdings	125,444	[b]	9,359,377
Red Hat	20,049	[b]	3,269,190
salesforce.com	76,287	[b]	9,229,964
Symantec	68,071		1,891,693
Synopsys	16,509	[b]	1,411,685
Take-Two Interactive Software	12,882	[b]	1,284,464
Total System Services	18,600		1,563,516
VeriSign	9,678	[a,b]	1,136,391
Visa, Cl. A	200,886	[a]	25,488,416
Western Union	52,172		1,030,397
			376,742,305
Technology Hardware & Equipment - 5.8%
Amphenol, Cl. A	34,403		2,879,875
Apple	566,078		93,550,050
Cisco Systems	536,831		23,776,245
Corning	98,212		2,653,688
F5 Networks	6,744	[b]	1,099,879
FLIR Systems	14,810		793,076
Hewlett Packard Enterprise	173,595		2,959,795
HP	181,773		3,906,302
IPG Photonics	4,237	[b]	902,608
Juniper Networks	38,919		957,018
Motorola Solutions	17,941		1,970,460
NetApp	29,966		1,995,136
Seagate Technology	31,977		1,851,149
TE Connectivity	39,624		3,635,502
Western Digital	32,979		2,598,415
Xerox	22,937		721,369
			146,250,567
Telecommunication Services - 1.9%
AT&T	684,234		22,374,452
CenturyLink	108,660		2,018,903
Verizon Communications	459,951		22,698,582
			47,091,937
Transportation - 2.2%
Alaska Air Group	13,177		855,583
American Airlines Group	47,648	[a]	2,045,529
C.H. Robinson Worldwide	15,753	[a]	1,449,749
CSX	98,977		5,878,244
Delta Air Lines	72,566		3,789,397
Expeditors International of Washington	19,153		1,223,111

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Transportation - 2.2% (continued)
FedEx	27,646		6,834,091
J.B. Hunt Transport Services	9,985		1,172,539
Kansas City Southern	11,660		1,243,306
Norfolk Southern	31,560		4,527,913
Southwest Airlines	59,717		3,154,849
Union Pacific	87,585		11,703,984
United Continental Holdings	26,467	[b]	1,787,581
United Parcel Service, Cl. B	77,278		8,771,053
			54,436,929
Utilities - 2.9%
AES	73,807		903,398
Alliant Energy	24,947		1,071,474
Ameren	27,680		1,622,602
American Electric Power	54,585		3,819,858
American Water Works	20,351		1,761,990
CenterPoint Energy	49,090		1,243,450
CMS Energy	30,884		1,457,416
Consolidated Edison	34,928		2,798,781
Dominion Energy	73,411		4,886,236
DTE Energy	19,682		2,074,483
Duke Energy	78,226		6,270,596
Edison International	36,485		2,390,497
Entergy	19,397		1,582,601
Eversource Energy	35,471		2,137,128
Exelon	106,948		4,243,697
FirstEnergy	50,410		1,734,104
NextEra Energy	52,489		8,603,472
NiSource	39,584	[a]	965,454
NRG Energy	34,886		1,081,466
PG&E	56,649		2,611,519
Pinnacle West Capital	12,589		1,013,415
PPL	78,532		2,285,281
Public Service Enterprise Group	56,074		2,924,259
SCANA	17,334		637,371
Sempra Energy	28,317	[a]	3,165,841
Southern	111,699		5,151,558
WEC Energy Group	34,834		2,239,130
Xcel Energy	56,105		2,627,958
			73,305,035
Total Common Stocks (cost $744,948,532)			2,518,809,971

18

Description		Principal Amount ($)		Value ($)
Short-Term Investments - .0%
U.S. Treasury Bills
1.63%, 6/7/18 (cost $663,883)		665,000	[d,e]	663,883
	Current Yield (%)	Shares
Other Investment - .4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $9,828,026)	1.71	9,828,026	[f]	9,828,026

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $2,483,702)	1.67	2,483,702	[f]	2,483,702
Total Investments (cost $757,924,143)		100.1%		2,531,785,582
Liabilities, Less Cash and Receivables		(.1%)		(2,083,608)
Net Assets		100.0%		2,529,701,974

aSecurity, or portion thereof, on loan. At April 30, 2018, the value of the fund’s securities on loan was $62,906,175 and the value of the collateral held by the fund was $64,292,757, consisting of cash collateral of $2,483,702 and U.S. Government & Agency securities valued at $61,809,055.
bNon-income producing security.
cInvestment in real estate investment trust.
dHeld by a counterparty for open exchange traded derivative contracts.
eSecurity is a discount security. Income is recognized through the accretion of discount.
fInvestment in affiliated money market mutual fund.

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	14.9
Pharmaceuticals, Biotechnology & Life Sciences	7.9
Capital Goods	7.1
Retailing	6.7
Banks	6.5
Energy	6.2
Health Care Equipment & Services	5.8
Technology Hardware & Equipment	5.8
Diversified Financials	5.6
Food, Beverage & Tobacco	4.0
Semiconductors & Semiconductor Equipment	4.0
Utilities	2.9
Materials	2.8
Real Estate	2.7
Insurance	2.6
Media	2.5
Transportation	2.2
Consumer Services	1.9
Telecommunication Services	1.9
Food & Staples Retailing	1.7
Household & Personal Products	1.5
Consumer Durables & Apparel	1.2
Automobiles & Components	.6
Commercial & Professional Services	.6
Short-Term/Money Market Investments	.5
100.1

† Based on net assets.
See notes to financial statements.

20

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 10/31/17($)	Purchases($)	Sales ($)	Value 4/30/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	11,760,856	35,928,555	45,205,709	2,483,702.1		–
Dreyfus Institutional Preferred Government Plus Money Market Fund	12,605,928	168,870,672	171,648,574	9,828,026.4		72,766
Total	24,366,784	204,799,227	216,854,283	12,311,728.5		72,766

See notes to financial statements.

21

STATEMENT OF FUTURES

April 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's 500 E-mini	94	6/2018	12,715,652	12,440,900	(274,752)
Gross Unrealized Depreciation				(274,752)

See notes to financial statements.

22

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $62,906,175)—Note 1(b):
Unaffiliated issuers	745,612,415	2,519,473,854
Affiliated issuers	12,311,728	12,311,728
Cash		2,277,264
Dividends and securities lending income receivable		2,215,480
Receivable for shares of Common Stock subscribed		194,578
Other assets		66,731
		2,536,539,635
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,032,776
Payable for shares of Common Stock redeemed		3,144,742
Liability for securities on loan—Note 1(b)		2,483,702
Payable for futures variation margin—Note 4		114,680
Payable for investment securities purchased		55,750
Interest payable—Note 2		1,747
Accrued expenses		4,264
		6,837,661
Net Assets ($)		2,529,701,974
Composition of Net Assets ($):
Paid-in capital		637,680,699
Accumulated undistributed investment income—net		10,540,471
Accumulated net realized gain (loss) on investments		107,894,117
Accumulated net unrealized appreciation (depreciation) on investments [including ($274,752) net unrealized (depreciation) on futures]		1,773,586,687
Net Assets ($)		2,529,701,974
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		47,065,557
Net Asset Value Per Share ($)		53.75

See notes to financial statements.

23

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	24,887,481
Affiliated issuers	72,766
Income from securities lending—Note 1(b)	49,355
Interest	5,389
Total Income	25,014,991
Expenses:
Management fee—Note 3(a)	3,306,814
Shareholder servicing costs—Note 3(b)	3,306,814
Directors’ fees—Note 3(a,c)	112,261
Loan commitment fees—Note 2	28,493
Interest expense—Note 2	8,299
Total Expenses	6,762,681
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(112,261)
Net Expenses	6,650,420
Investment Income—Net	18,364,571
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	141,948,640
Net realized gain (loss) on futures	1,857,251
Net Realized Gain (Loss)	143,805,891
Net unrealized appreciation (depreciation) on investments	(63,768,964)
Net unrealized appreciation (depreciation) on futures	(371,909)
Net Unrealized Appreciation (Depreciation)	(64,140,873)
Net Realized and Unrealized Gain (Loss) on Investments	79,665,018
Net Increase in Net Assets Resulting from Operations	98,029,589

See notes to financial statements.

24

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	18,364,571	40,072,150
Net realized gain (loss) on investments	143,805,891	192,182,977
Net unrealized appreciation (depreciation) on investments	(64,140,873)	309,601,974
Net Increase (Decrease) in Net Assets Resulting from Operations	98,029,589	541,857,101
Distributions to Shareholders from ($):
Investment income—net	(39,804,584)	(43,501,163)
Net realized gain on investments	(189,589,582)	(211,029,813)
Total Distributions	(229,394,166)	(254,530,976)
Capital Stock Transactions ($):
Net proceeds from shares sold	217,335,220	414,809,180
Distributions reinvested	224,832,392	249,887,372
Cost of shares redeemed	(442,382,746)	(769,466,150)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(215,134)	(104,769,598)
Total Increase (Decrease) in Net Assets	(131,579,711)	182,556,527
Net Assets ($):
Beginning of Period	2,661,281,685	2,478,725,158
End of Period	2,529,701,974	2,661,281,685
Undistributed investment income—net	10,540,471	31,980,484
Capital Share Transactions (Shares):
Shares sold	3,895,572	7,917,756
Shares issued for distributions reinvested	4,146,551	5,108,846
Shares redeemed	(7,945,212)	(14,622,407)
Net Increase (Decrease) in Shares Outstanding	96,911	(1,595,805)

See notes to financial statements.

25

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended April 30, 2018		Year Ended October 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	56.66	51.04	52.88	54.00	47.94	39.13
Investment Operations:
Investment income—net[a]	.38	.80	.84	.83	.77	.75
Net realized and unrealized gain (loss) on investments	1.68	10.12	1.11	1.68	7.05	9.32
Total from Investment Operations	2.06	10.92	1.95	2.51	7.82	10.07
Distributions:
Dividends from investment income—net	(.86)	(.91)	(.87)	(.83)	(.74)	(.71)
Dividends from net realized gain on investments	(4.11)	(4.39)	(2.92)	(2.80)	(1.02)	(.55)
Total Distributions	(4.97)	(5.30)	(3.79)	(3.63)	(1.76)	(1.26)
Net asset value, end of period	53.75	56.66	51.04	52.88	54.00	47.94
Total Return (%)	3.58[b]	23.03	3.95	4.70	16.71	26.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[c]	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.50[c]	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.39[c]	1.52	1.68	1.59	1.54	1.75
Portfolio Turnover Rate	.81[b]	2.88	4.25	3.72	3.56	2.92
Net Assets, end of period ($ x 1,000)	2,529,702	2,661,282	2,478,725	2,771,235	2,894,071	2,755,400

a Based on average shares outstanding.
b Not annualized
c Annualized
See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the S&P 500® Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

28

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Domestic Common Stocks†	2,511,893,357	-	-	2,511,893,357

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($) (continued)
Equity Securities—Foreign Common Stocks†	6,916,614	-	-	6,916,614
Registered Investment Companies	12,311,728	-	-	12,311,728
U.S. Treasury	-	663,883	-	663,883
Liabilities ($)
Other Financial Instruments:
Futures††	(274,752)	-	-	(274,752)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized (depreciation) at period end.

At April 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

30

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2018, The Bank of New York Mellon earned $8,958 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $45,178,724 and long-term capital gains $209,352,252. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2018 was approximately $663,000 with a related weighted average annualized interest rate of 2.52%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, Dreyfus pays all of the expenses of the fund except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2018, fees reimbursed by Dreyfus amounted to $112,261.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, the fund was charged $3,306,814 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $524,624 and Shareholder Services Plan fees $524,624, which are offset against an expense reimbursement currently in effect in the amount of $16,472.

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(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2018, amounted to $21,544,284 and $234,094,570, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2018 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2018:

Average Market Value ($)
Equity futures	15,306,069

At April 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,773,586,687, consisting of $1,796,006,409 gross unrealized appreciation and $22,419,722 gross unrealized depreciation.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”)

The State Law Cases: The Tribune LBO was executed in two-steps - a voluntary tender offer in June 2007, and a mandatory go-private merger in December 2007. In 2008, approximately one year after the LBO was concluded, Tribune filed for bankruptcy protection under Chapter 11 of the Bankruptcy Code (the “Code”). Beginning in June 2011, Tribune creditors filed complaints in various courts throughout the country, which alleged that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims (collectively, “the state law cases”). The state law cases were consolidated for pre-trial proceedings in the United States District Court for the Southern District of New York, in a case styled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On November 6, 2012, the defendants filed a motion to dismiss most of the cases in the Tribune MDL. On September 23, 2013, the Court dismissed 50 cases, including at least one case in which the fund was a defendant. On September 30, 2013, plaintiffs appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit. On March 29, 2016, the Second Circuit affirmed the dismissal on the ground that the plaintiffs’ claims were preempted by section 546(e) of the Code, which exempts qualified transfers that were made “… by or to (or for the benefit of),” among other specified entities, “a financial institution …” On September 9, 2016, Plaintiffs filed a petition for certiorari to the U.S. Supreme Court.

During the pendency of the plaintiffs’ cert. petition, the Supreme Court agreed to hear the appeal of Merit Management Group, LP v. FTI Consulting, Inc. (“Merit Mgmt.”), a Seventh Circuit case that concerned the scope of Section 546(e) of the Code. In contrast to the Second Circuit, the Seventh Circuit had held that Section 546(e) does not exempt qualified transfers from avoidance that passed through “financial institutions.”

On February 27, 2018, the Supreme Court affirmed the Seventh Circuit’s decision. Noting that “the parties … d[id] not contend that either the

34

debtor or petitioner … qualified as a ‘financial institution,’” the Court declined to address the effect that such an assertion would have had on the application Section 546(e). While the Merit Mgmt. decision likely will make it more difficult for some defendants to assert a defense under Section 546(e), the decision appears to be less consequential for registered investment company defendants, such as the Dreyfus Fund defendants, which are specifically defined as “financial institutions” under Section 101(22)(B) of the Code.

On April 3, 2018, Justices Kennedy and Thomas issued a Statement stating that “consideration of [the petition for certiorari filed by the Tribune plaintiffs] will be deferred for an additional period of time” to allow the Second Circuit or the District Court to consider whether to vacate the earlier judgment or provide other relief in light of Merit Mgmt. On April 10, 2018, the plaintiffs/appellants moved the Second Circuit to recall its mandate, vacate its decision, and remand the case to the district court for further proceedings. The defendants’ filed an opposition brief on April 20, 2018; plaintiffs/appellants filed their reply on April 27, 2018. On May 15, 2018, the Second Circuit issued an Order stating that “the mandate in this case is recalled in anticipation of further panel review.” As of June 6, 2018, there has been no subsequent activity in the state law cases.

The FitzSimons Litigation: On November 1, 2010, a case styled The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Adv. Pro. No-10-54010(KJC) was filed in the United States Bankruptcy Court for the District of Delaware. (“the FitzSimons Litigation”). The case was subsequently transferred to the Tribune MDL. Count One of the multi-count Complaint sought recovery of alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, that participated in the Tribune LBO. On January 10, 2013, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee. The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint, which did not change the legal basis of the claims against the Shareholder Defendants. On May 23, 2014, the defendants filed a motion to dismiss Count One against the Shareholder Defendants, which the Court granted on January 9, 2017. The plaintiff then sought leave to file an interlocutory appeal. On February 23, 2017, the Court entered an order stating that it would permit the plaintiff to file an interlocutory appeal after the Court decided other pending motions. As of June 6, 2018, those other motions are still pending.

35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 14-15, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

36

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the ten-year period when it was above the Performance Group median. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in the periods when performance was below median (no more than 16 basis points, and in several periods just a few basis points, below median). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that: the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such

37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was somewhat concerned with the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements

38

may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

39

NOTES

40

NOTES

41

For More Information

Dreyfus S&P 500 Index Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	PEOPX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0078SA0418

Dreyfus Smallcap Stock Index Fund

SEMIANNUAL REPORT April 30, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE IN FORMATION

Back Cover

Dreyfus Smallcap Stock Index Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Smallcap Stock Index Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus Smallcap Stock Index Fund’s Class I shares produced a total return of 4.52%, and its Investor shares returned 4.35%.1 In comparison, the S&P SmallCap 600® Index (the “Index”), the fund’s benchmark, produced a 4.63% total return for the same period.2,3

Small-cap stocks advanced during the reporting period amid improving economic prospects and reports of better-than-expected corporate earnings. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in all of the stocks that comprise the Index and in futures whose performance is tied to the Index. The fund generally invests in all 600 stocks in the Index in proportion to their weighting in the Index; however, at times, the fund may invest in a representative sample of stocks included in the Index and in futures whose performance is tied to the Index. Under these circumstances, the fund expects to invest in approximately 500 or more of the stocks in the Index.

The Index is an unmanaged index composed of 600 domestic stocks. S&P weights each company’s stock in the Index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies included in the Index generally have market capitalizations ranging between approximately $400 million and $1.8 billion, to the extent consistent with market conditions.

Positive Economic Trends in the Face of Rising Volatility

A positive economic backdrop supported U.S. equity markets in late 2017, including sustained GDP growth, robust labor markets, and higher growth forecasts from the Federal Reserve Board (the “Fed”). Passage of tax reform legislation in December 2017 sparked additional market gains, driving the Index to new all-time highs in January 2018.

Economic data in January 2018 indicated robust levels of consumer spending during the critical year-end shopping season, and long-awaited signs of wage growth began to appear. However, concerns about rising inflationary pressures and prospects for more aggressive interest-rate hikes by the Fed began to weigh on market sentiment. In March 2018, political rhetoric regarding potentially protectionist U.S. trade policies took a toll on stocks of U.S. companies with substantial overseas exposure, including exporters. Markets remained volatile through the remainder of the reporting period.

In this environment, small-cap stocks produced higher returns than their large- and mid-cap counterparts.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Financial Stocks Led the Market’s Rise

For the reporting period overall, health care stocks posted the highest returns of the Index’s various market segments, supported by renewed investor attention after an extended period of underperformance and amid a desire among investors to focus on domestic-oriented companies. Small pharmaceutical companies led the advance. Other companies contributing to the sector’s gains included those exhibiting strong growth trends and those that became subject to mergers-and-acquisitions speculation. In addition, makers of medical equipment and supplies benefited from faster regulatory approvals of new products.

The consumer discretionary sector was bolstered by robust consumer confidence. Specialty retailers rebounded from previous weakness, and casual dining chains fared well when tax reform legislation and strong labor markets helped boost consumer spending. In the financials sector, consumer finance companies and banks benefited from greater credit stability, reduced regulatory burdens, and rising lending volumes.

Laggards for the reporting period included the information technology sector, where investors have grown increasingly selective due to richer valuations. Consequently, investors have focused mainly on larger companies, and smaller technology firms generally fell out of favor. Moreover, concerns about potential trade disputes hurt technology producers, such as semiconductor manufacturers, that export to China. Other relatively weak areas included the traditionally defensive utilities and real estate sectors, whose dividend yields became less attractive to investors in the rising interest-rate environment. The utilities sector also was hurt by tax reform legislation that eliminated tax deferrals and reduced cash flows, and the real estate sector encountered higher financing costs and softness among retail and office properties.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economic recovery appears to remain intact, supported by stimulative monetary and fiscal policies that have helped boost corporate earnings. However, the market’s currently constructive conditions could be undermined by unexpected political and economic developments as geopolitical tensions potentially escalate and monetary policymakers move gradually away from the aggressively accommodative policies of the past decade. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” and “S&P SmallCap 600®” are registered trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund. The fund is not sponsored, endorsed, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small-cap companies often experience sharper price fluctuations than stocks of larger-cap companies.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018
	Investor Shares	Class I
Expenses paid per $1,000†	$ 2.53	$ 1.27
Ending value (after expenses)	$ 1,043.50	$ 1,045.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018
	Investor Shares	Class I
Expenses paid per $1,000†	$ 2.51	$ 1.25
Ending value (after expenses)	$ 1,022.32	$ 1,023.55

† Expenses are equal to the fund’s annualized expense ratio of .50% for Investor Shares and .25% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 1.7%
American Axle & Manufacturing Holdings	294,195	[a]	4,512,951
Cooper-Standard Holding	48,474	[a]	6,001,081
Dorman Products	89,815	[a,b]	5,771,512
Fox Factory Holding	113,151	[a]	3,762,271
Gentherm	110,372	[a,b]	3,730,574
LCI Industries	75,101		7,157,125
Motorcar Parts of America	55,601	[a,b]	1,058,643
Standard Motor Products	61,243	[b]	2,777,370
Superior Industries International	69,662	[b]	916,055
Winnebago Industries	86,657		3,284,300
			38,971,882
Banks - 9.9%
Ameris Bancorp	114,986	[b]	5,944,776
Banc of California	128,227	[b]	2,461,958
Banner	98,139		5,633,179
BofI Holding	165,291	[a,b]	6,657,921
Boston Private Financial Holdings	253,555		4,069,558
Brookline Bancorp	231,089		3,836,077
Central Pacific Financial	88,388		2,570,323
City Holding	46,008	[b]	3,293,253
Columbia Banking System	219,291		8,817,691
Community Bank System	151,633	[b]	8,529,356
Customers Bancorp	88,748	[a,b]	2,557,717
CVB Financial	307,887		6,819,697
Dime Community Bancshares	92,097	[b]	1,818,916
Fidelity Southern	64,502		1,466,130
First BanCorp	546,407	[a]	3,945,059
First Commonwealth Financial	289,514		4,383,242
First Financial Bancorp	291,388		9,018,459
First Financial Bankshares	202,877	[b]	10,052,555
First Midwest Bancorp	307,410	[b]	7,473,137
Glacier Bancorp	238,339	[b]	8,825,693
Great Western Bancorp	176,801		7,273,593
Green Bancorp	72,098		1,625,810
Hanmi Financial	97,637		2,694,781
HomeStreet	80,889	[a,b]	2,062,670
Hope Bancorp	386,824		6,688,187
Independent Bank	82,704		5,979,499
LegacyTexas Financial Group	127,591		5,240,162
Meta Financial Group	26,928	[b]	2,993,047

6

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Banks - 9.9% (continued)
National Bank Holdings, Cl. A	81,153		2,854,963
NBT Bancorp	129,475		4,731,017
NMI Holdings, Cl. A	173,504	[a]	2,403,030
Northfield Bancorp	140,201	[b]	2,220,784
Northwest Bancshares	304,894	[b]	5,061,240
OFG Bancorp	132,204		1,784,754
Old National Bancorp	402,164	[b]	6,917,221
Opus Bank	50,498	[b]	1,424,044
Oritani Financial	118,418		1,811,795
Pacific Premier Bancorp	115,323	[a]	4,584,089
Provident Financial Services	180,667		4,719,022
S&T Bancorp	103,832	[b]	4,431,550
Seacoast Banking Corporation of Florida	141,162	[a,b]	3,900,306
ServisFirst Bancshares	135,674	[b]	5,692,881
Simmons First National, Cl. A	235,553		7,113,701
Southside Bancshares	83,183	[b]	2,897,264
Tompkins Financial	37,167	[b]	2,887,876
TrustCo Bank	289,010		2,471,036
United Community Banks	221,094		7,059,531
Walker & Dunlop	83,450		4,765,830
Westamerica Bancorporation	78,905	[b]	4,403,688
			226,868,068
Capital Goods - 11.4%
AAON	119,847	[b]	4,074,798
AAR	95,889	[b]	4,151,994
Actuant, Cl. A	178,405	[b]	4,201,438
Aegion	98,573	[a]	2,236,621
Aerojet Rocketdyne Holdings	225,682	[a,b]	6,305,555
Aerovironment	63,915	[a,b]	3,483,368
Alamo Group	28,733	[b]	3,145,402
Albany International, Cl. A	87,218	[b]	5,158,945
American Woodmark	42,076	[a,b]	3,458,647
Apogee Enterprises	85,494	[b]	3,514,658
Applied Industrial Technologies	115,456		7,383,411
Astec Industries	57,621		3,201,423
Axon Enterprise	159,383	[a,b]	6,690,898
AZZ	78,108	[b]	3,479,711
Barnes Group	146,244		8,120,929
Briggs & Stratton	127,046	[b]	2,290,639
Chart Industries	93,000	[a,b]	5,276,820
CIRCOR International	49,407	[b]	2,093,375
Comfort Systems USA	110,399		4,658,838
Cubic	74,389	[b]	4,593,521

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 11.4% (continued)
DXP Enterprises	46,581	[a]	1,690,890
Encore Wire	62,691		3,300,681
Engility Holdings	51,520	[a,b]	1,309,638
EnPro Industries	64,970		4,882,496
ESCO Technologies	76,748	[b]	4,286,376
Federal Signal	178,357		3,863,213
Franklin Electric	116,455		4,774,655
General Cable	150,324	[b]	4,457,107
Gibraltar Industries	95,500	[a]	3,356,825
Griffon	89,226		1,775,597
Harsco	242,034	[a]	4,949,595
Hillenbrand	188,191		8,722,653
Insteel Industries	54,724	[b]	1,643,362
John Bean Technologies	94,769	[b]	10,211,360
Kaman	83,609	[b]	5,070,050
Lindsay	31,975		2,809,324
Lydall	51,871	[a]	2,313,447
Mercury Systems	144,992	[a,b]	4,651,343
Moog, Cl. A	96,700		7,926,499
Mueller Industries	170,953		4,646,503
MYR Group	49,497	[a]	1,484,910
National Presto Industries	15,285	[b]	1,463,539
Orion Group Holdings	84,705	[a]	513,312
Patrick Industries	71,829	[a]	4,087,070
PGT Innovations	149,345	[a]	2,606,070
Powell Industries	26,159		786,078
Proto Labs	74,699	[a,b]	8,900,386
Quanex Building Products	105,509	[b]	1,809,479
Raven Industries	106,224		3,887,798
Simpson Manufacturing	124,851		6,826,853
SPX	127,004	[a]	4,018,407
SPX FLOW	127,733	[a]	5,747,985
Standex International	38,588		3,741,107
Tennant	53,788	[b]	3,980,312
The Greenbrier Companies	85,344	[b]	3,742,334
Titan International	149,241		1,537,182
Trex	87,908	[a,b]	9,131,883
Triumph Group	149,424	[b]	3,533,878
Universal Forest Products	184,021		5,866,589
Veritiv	33,189	[a,b]	1,262,841
Vicor	48,938	[a,b]	1,754,427
Wabash National	171,009	[b]	3,430,441

8

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 11.4% (continued)
Watts Water Technologies, Cl. A	83,232		6,200,784
			260,476,270
Commercial & Professional Services - 5.2%
ABM Industries	197,079	[b]	6,135,069
ASGN	146,265	[a]	11,793,347
Brady, Cl. A	145,005		5,278,182
Essendant	112,277		835,341
Exponent	77,460		6,692,544
Forrester Research	28,850		1,148,230
FTI Consulting	111,538	[a]	6,513,819
Heidrick & Struggles International	56,511		2,127,639
Insperity	110,191		8,842,828
Interface	176,201		3,876,422
Kelly Services, Cl. A	91,578		2,679,572
Korn/Ferry International	169,625		9,068,152
LSC Communications	104,907		1,833,774
Matthews International, Cl. A	95,927		4,714,812
Mobile Mini	133,416	[b]	5,603,472
Multi-Color	41,674	[b]	2,706,726
Navigant Consulting	135,587	[a]	2,900,206
R.R. Donnelley & Sons Co.	209,369		1,769,168
Resources Connection	88,711	[b]	1,388,327
Team	89,991	[a,b]	1,525,347
Tetra Tech	166,740		8,070,216
TrueBlue	123,638	[a]	3,294,953
UniFirst	46,491		7,466,455
US Ecology	65,777	[b]	3,505,914
Viad	61,446		3,118,385
WageWorks	119,429	[a]	4,974,218
			117,863,118
Consumer Durables & Apparel - 4.1%
Callaway Golf	281,119	[b]	4,852,114
Cavco Industries	25,224	[a]	4,296,908
Crocs	204,319	[a,b]	3,228,240
Ethan Allen Interiors	76,026	[b]	1,676,373
Fossil Group	130,215	[a,b]	1,946,714
G-III Apparel Group	123,929	[a]	4,522,169
Installed Building Products	63,273	[a,b]	3,650,852
iRobot	83,056	[a,b]	4,847,148
La-Z-Boy	139,981		4,031,453
LGI Homes	53,734	[a,b]	3,718,393
M.D.C. Holdings	135,093		3,919,048
M/I Homes	82,496	[a]	2,514,478

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Durables & Apparel - 4.1% (continued)
Meritage Homes	114,060	[a]	5,075,670
Movado Group	45,529		1,796,119
Nautilus	92,347	[a,b]	1,343,649
Oxford Industries	50,648	[b]	3,901,922
Perry Ellis International	36,873	[a]	956,854
Steven Madden	158,949		7,669,289
Sturm Ruger & Co.	52,436	[b]	2,897,089
TopBuild	106,083	[a]	8,454,815
Unifi	51,083	[a,b]	1,512,568
Universal Electronics	42,993	[a,b]	1,990,576
Vera Bradley	53,266	[a]	606,167
Vista Outdoor	172,469	[a,b]	2,888,856
William Lyon Homes, Cl. A	86,580	[a,b]	2,325,539
Wolverine World Wide	286,614	[b]	8,586,955
			93,209,958
Consumer Services - 2.9%
American Public Education	49,314	[a]	1,987,354
Belmond, Cl. A	252,570	[a,b]	2,702,499
BJ's Restaurants	52,777	[b]	2,947,595
Capella Education	35,105		3,220,884
Career Education	197,017	[a,b]	2,555,310
Chuy's Holdings	49,460	[a,b]	1,414,556
Dave & Buster's Entertainment	121,163	[a,b]	5,148,216
DineEquity	54,153	[b]	4,296,499
El Pollo Loco Holdings	66,016	[a,b]	660,160
Fiesta Restaurant Group	79,316	[a,b]	1,665,636
Marcus	57,878		1,724,764
Marriott Vacations Worldwide	70,907	[b]	8,693,907
Monarch Casino & Resort	34,183	[a]	1,458,247
Penn National Gaming	253,482	[a,b]	7,683,039
Red Robin Gourmet Burgers	38,974	[a,b]	2,430,029
Regis	105,326	[a,b]	1,645,192
Ruth's Hospitality Group	87,490		2,349,107
Shake Shack, Cl. A	56,966	[a,b]	2,712,151
Sonic	113,982	[b]	2,953,274
Strayer Education	31,898		3,351,523
Wingstop	86,504	[b]	4,226,585
			65,826,527
Diversified Financials - 3.8%
Apollo Commercial Real Estate Finance	331,006	[b,c]	5,964,728
ARMOUR Residential	125,980	[c]	2,850,927
Capstead Mortgage	276,571	[b,c]	2,433,825
Donnelley Financial Solutions	101,815	[a]	1,873,396

10

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Diversified Financials - 3.8% (continued)
Encore Capital Group	71,410	[a,b]	3,184,886
Enova International	101,199	[a]	2,965,131
EZCORP, Cl. A	154,330	[a,b]	2,114,321
Financial Engines	189,559		8,463,809
FirstCash	139,710		12,112,857
Green Dot, Cl. A	137,818	[a]	8,380,713
Greenhill & Co.	76,372	[b]	1,550,352
INTL. FCStone	47,018	[a]	2,107,347
Invesco Mortgage Capital	335,627	[b,c]	5,447,226
Investment Technology Group	99,520		2,012,294
New York Mortgage Trust Inc	336,694	[b,c]	2,040,366
PennyMac Mortgage Investment Trust	182,543	[b,c]	3,210,931
Piper Jaffray	42,986		3,011,169
PRA Group	134,214	[a,b]	4,778,018
Virtus Investment Partners	21,574	[b]	2,488,561
Waddell & Reed Financial, Cl. A	247,544	[b]	5,010,291
WisdomTree Investments	348,081	[b]	3,679,216
World Acceptance	18,299	[a,b]	1,875,648
			87,556,012
Energy - 4.3%
Archrock	388,058		4,191,026
Bristow Group	93,977		1,508,331
C&J Energy Services	191,660	[a,b]	5,722,968
CARBO Ceramics	64,206	[a,b]	567,581
Carrizo Oil & Gas	232,791	[a,b]	4,672,115
Cloud Peak Energy	213,882	[a]	682,284
CONSOL Energy	75,893	[b]	2,386,835
Denbury Resources	1,192,232	[a]	3,922,443
Era Group	60,740	[a]	640,807
Exterran	95,840	[a]	2,807,154
Geospace Technologies	43,239	[a]	455,739
Green Plains	116,031	[b]	2,158,177
Gulf Island Fabrication	36,080	[b]	360,800
Helix Energy Solutions Group	418,651	[a]	3,231,986
HighPoint Resources	295,318	[a]	2,040,647
Matrix Service	78,053	[a]	1,202,016
McDermott International	854,337	[a,b]	5,638,624
Newpark Resources	268,353	[a]	2,817,707
Noble	742,372	[a,b]	3,466,877
Oil States International	180,505	[a,b]	6,489,155
Par Pacific Holdings	73,597	[a,b]	1,241,581
PDC Energy	196,763	[a,b]	10,534,691
Pioneer Energy Services	233,902	[a]	806,962

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 4.3% (continued)
ProPetro Holding	173,131	[a,b]	3,168,297
REX American Resources	17,366	[a]	1,298,629
Ring Energy	163,287	[a,b]	2,730,159
SEACOR Holdings	50,500	[a]	2,769,420
SRC Energy	726,422	[a]	8,019,699
TETRA Technologies	377,295	[a]	1,482,769
U.S. Silica Holdings	240,045	[b]	7,227,755
Unit	159,645	[a,b]	3,620,749
			97,863,983
Food & Staples Retailing - .3%
Andersons	79,322	[b]	2,589,863
SpartanNash	108,417		1,971,021
SUPERVALU	113,187	[a,b]	1,981,904
			6,542,788
Food, Beverage & Tobacco - 1.8%
B&G Foods	200,052	[b]	4,551,183
Calavo Growers	46,856	[b]	4,390,407
Cal-Maine Foods	88,356	[a,b]	4,302,937
Coca-Cola Bottling Co Consolidated	13,974	[b]	2,353,082
Darling Ingredients	491,785	[a,b]	8,429,195
Dean Foods	273,117	[b]	2,351,537
J&J Snack Foods	44,915		6,171,770
John B. Sanfilippo & Son	25,632	[b]	1,458,204
MGP Ingredients	37,676		3,608,984
Seneca Foods, Cl. A	20,299	[a]	559,237
Universal	75,347		3,545,076
			41,721,612
Health Care Equipment & Services - 8.9%
Abaxis	67,423	[b]	4,488,349
Aceto	93,498	[b]	235,615
Amedisys	85,853	[a,b]	5,674,025
AMN Healthcare Services	142,273	[a,b]	9,510,950
Analogic	37,073		3,080,766
AngioDynamics	110,780	[a,b]	2,146,916
Anika Therapeutics	44,194	[a,b]	1,944,978
BioTelemetry	92,968	[a,b]	3,551,378
Chemed	48,482		14,943,122
Community Health Systems	344,731	[a,b]	1,303,083
Computer Programs & Systems	32,273		963,349
CONMED	73,943		4,808,513
CorVel	28,961	[a]	1,420,537
Cross Country Healthcare	109,544	[a,b]	1,378,064
CryoLife	99,964	[a,b]	2,244,192

12

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 8.9% (continued)
Cutera	41,678	[a]	2,090,152
Diplomat Pharmacy	144,825	[a]	3,155,737
Ensign Group	145,564		4,056,869
Haemonetics	160,386	[a]	12,516,523
HealthEquity	154,051	[a,b]	10,116,529
HealthStream	75,465		1,750,033
Heska	19,417	[a]	1,584,816
HMS Holdings	246,103	[a]	4,432,315
Inogen	51,971	[a,b]	7,306,083
Integer Holdings	84,336	[a]	4,630,046
Integra LifeSciences Holdings	190,796	[a,b]	11,758,757
Invacare	98,750	[b]	1,797,250
Kindred Healthcare	274,770	[a]	2,445,453
Lantheus Holdings	87,506	[a]	1,557,607
LeMaitre Vascular	45,732	[b]	1,438,271
LHC Group	83,122	[a]	6,185,939
Magellan Health	73,063	[a]	6,126,333
Meridian Bioscience	124,494	[b]	1,817,612
Merit Medical Systems	151,063	[a]	7,326,556
Natus Medical	99,714	[a,b]	3,295,548
Neogen	154,647	[a,b]	10,539,193
Omnicell	115,239	[a,b]	4,966,801
OraSure Technologies	180,778	[a]	3,205,194
Orthofix International	54,675	[a]	3,336,269
Owens & Minor	184,461	[b]	2,997,491
Providence Service	33,618	[a]	2,550,934
Quality Systems	141,799	[a,b]	1,904,361
Quorum Health	81,369	[a]	573,651
Select Medical Holdings	321,928	[a]	5,810,800
Surmodics	38,635	[a]	1,443,017
Tabula Rasa HealthCare	39,282	[a]	1,610,169
Tactile Systems Technology	44,759	[a,b]	1,558,061
Tivity Health	102,921	[a,b]	3,700,010
U.S. Physical Therapy	37,837	[b]	3,452,626
Varex Imaging	112,030	[a]	4,031,960
			204,762,803
Household & Personal Products - .9%
Avon Products	1,321,200	[a]	3,342,636
Central Garden & Pet	31,083	[a,b]	1,165,302
Central Garden & Pet, Cl. A	103,960	[a]	3,690,580
Inter Parfums	51,589		2,641,357
Medifast	31,596		3,171,606

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Household & Personal Products - .9% (continued)
WD-40	42,025	[b]	5,543,098
			19,554,579
Insurance - 3.4%
American Equity Investment Life Holding	268,277		8,101,965
AMERISAFE	57,091		3,385,496
eHealth	47,048	[a]	886,384
Employers Holdings	98,390		4,024,151
HCI Group	23,777		996,019
Horace Mann Educators	122,661		5,482,947
Infinity Property & Casualty	32,892		4,341,744
James River Group Holdings	75,055		2,725,998
Maiden Holdings	206,177	[b]	1,577,254
Navigators Group	67,535		3,815,728
ProAssurance	159,362		7,537,823
RLI	116,960	[b]	7,401,229
Safety Insurance Group	45,778	[b]	3,662,240
Selective Insurance Group	176,244	[b]	10,433,645
Stewart Information Services	71,431		2,979,387
Third Point Reinsurance	248,279	[a,b]	3,302,111
United Fire Group	63,686	[b]	3,202,769
United Insurance Holdings	59,738	[b]	1,126,659
Universal Insurance Holdings	97,530		3,164,849
			78,148,398
Materials - 5.1%
A. Schulman	88,544		3,798,538
AdvanSix	91,567	[a]	3,279,930
AK Steel Holding	934,515	[a,b]	4,289,424
American Vanguard	78,033		1,681,611
Balchem	95,618		8,437,332
Boise Cascade	114,455		4,761,328
Century Aluminum	150,169	[a,b]	2,623,452
Clearwater Paper	49,479	[a,b]	1,170,178
Flotek Industries	164,637	[a,b]	587,754
FutureFuel	74,749		874,563
H.B. Fuller	151,778	[b]	7,508,458
Hawkins	28,601		929,533
Haynes International	37,636	[b]	1,573,561
Ingevity	125,741	[a]	9,660,681
Innophos Holdings	58,790		2,432,730
Innospec	73,253		5,325,493
Kaiser Aluminum	50,409	[b]	4,967,303
KapStone Paper and Packaging	263,166		9,058,174

14

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 5.1% (continued)
Koppers Holdings	62,471	[a]	2,736,230
Kraton	94,138	[a]	4,299,282
LSB Industries	57,740	[a,b]	319,302
Materion	60,307	[b]	3,060,580
Myers Industries	64,103		1,493,600
Neenah	50,786		3,961,308
Olympic Steel	27,412	[b]	642,811
P.H. Glatfelter	131,406	[b]	2,745,071
Quaker Chemical	40,005	[b]	5,880,335
Rayonier Advanced Materials	155,508	[b]	3,327,871
Schweitzer-Mauduit International	92,578	[b]	3,613,319
Stepan	59,489		4,183,266
SunCoke Energy	193,455	[a]	2,222,798
TimkenSteel	117,739	[a,b]	1,976,838
Tredegar	76,403	[b]	1,344,693
US Concrete	47,108	[a,b]	2,753,463
			117,520,810
Media - .7%
E.W. Scripps, Cl. A	165,361	[b]	1,840,468
Gannet Company	339,445	[b]	3,282,433
New Media Investment Group	176,045		2,918,826
Scholastic	83,014	[b]	3,436,780
World Wrestling Entertainment, Cl. A	118,758	[b]	4,725,381
			16,203,888
Pharmaceuticals, Biotechnology & Life Sciences - 4.0%
Acorda Therapeutics	141,159	[a,b]	3,260,773
AMAG Pharmaceuticals	101,963	[a]	2,095,340
Amphastar Pharmaceuticals	104,340	[a,b]	1,991,851
ANI Pharmaceuticals	26,957	[a,b]	1,599,898
Cambrex	98,802	[a]	5,231,566
Corcept Therapeutics	286,792	[a,b]	4,783,691
Cytokinetics	147,103	[a,b]	1,220,955
Depomed	187,571	[a]	1,177,946
Eagle Pharmaceuticals	24,786	[a,b]	1,289,120
Emergent BioSolutions	105,486	[a]	5,470,504
Enanta Pharmaceuticals	43,204	[a,b]	4,020,132
Impax Laboratories	222,430	[a,b]	4,181,684
Innoviva	208,856	[a,b]	3,028,412
Lannett	92,146	[a,b]	1,437,478
Ligand Pharmaceuticals	63,345	[a,b]	9,808,973
Luminex	121,421		2,592,338
Medicines	193,921	[a,b]	5,835,083
MiMedx Group	301,449	[a,b]	2,474,896

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 4.0% (continued)
Momenta Pharmaceuticals	228,238	[a]	4,747,350
Myriad Genetics	210,005	[a,b]	5,941,041
Phibro Animal Health, Cl. A	58,571		2,477,553
Progenics Pharmaceuticals	211,356	[a,b]	1,375,928
Repligen	111,285	[a,b]	4,117,545
Spectrum Pharmaceuticals	272,520	[a,b]	4,338,518
Supernus Pharmaceuticals	154,860	[a,b]	7,262,934
			91,761,509
Real Estate - 5.6%
Acadia Realty Trust	251,767	[c]	5,941,701
Agree Realty	92,029	[c]	4,498,378
American Assets Trust	123,073	[c]	4,131,561
Armada Hoffler Properties	132,761	[b,c]	1,801,567
CareTrust	229,012	[c]	3,025,249
CBL & Associates Properties	519,383	[b,c]	2,171,021
Cedar Realty Trust	228,021	[c]	887,002
Chatham Lodging Trust	137,978	[b,c]	2,628,481
Chesapeake Lodging Trust	180,790	[c]	5,340,537
Community Healthcare Trust	52,623	[b,c]	1,341,887
DiamondRock Hospitality	602,713	[c]	6,659,979
Easterly Government Properties	135,233	[b,c]	2,787,152
EastGroup Properties	104,320	[c]	9,365,850
Four Corners Property Trust	181,638	[c]	4,115,917
Franklin Street Properties	323,289	[b,c]	2,515,188
Getty Realty	99,124	[c]	2,483,056
Global Net Lease Inc	202,587	[b,c]	3,770,144
Government Properties Income Trust	298,328	[b,c]	3,726,117
Hersha Hospitality Trust	111,491	[c]	2,093,801
HFF, Cl. A	110,674		3,889,084
Independence Realty Trust	255,616	[b,c]	2,402,790
Kite Realty Group Trust	251,547	[c]	3,702,772
Lexington Realty Trust	651,575	[b,c]	5,238,663
LTC Properties	117,658	[b,c]	4,253,337
National Storage Affiliates Trust	151,222	[c]	3,980,163
Pennsylvania Real Estate Investment Trust	211,609	[b,c]	2,048,375
PS Business Parks	59,789	[c]	6,892,476
Ramco-Gershenson Properties Trust	238,816	[b,c]	2,853,851
RE/MAX Holdings, Cl. A	53,245		2,883,217
Retail Opportunity Investments	338,068	[b,c]	5,814,770
Saul Centers	36,400	[b,c]	1,741,740
Summit Hotel Properties	309,499	[b,c]	4,481,546

16

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 5.6% (continued)
Universal Health Realty Income Trust	38,014	[c]	2,278,179
Urstadt Biddle Properties, Cl. A	87,693	[c]	1,742,460
Washington Prime Group	555,464	[c]	3,593,852
Whitestone	117,812	[b,c]	1,278,260
			128,360,123
Retailing - 5.0%
Abercrombie & Fitch, Cl. A	204,533		5,240,135
Asbury Automotive Group	55,797	[a]	3,741,189
Ascena Retail Group	512,013	[a]	1,136,669
Barnes & Noble	166,558	[b]	924,397
Barnes & Noble Education	112,685	[a]	810,205
Big 5 Sporting Goods	59,988	[b]	503,899
Buckle	84,801	[b]	1,954,663
Caleres	127,624		4,177,134
Cato, Cl. A	70,692		1,145,917
Chico's FAS	382,776	[b]	3,800,966
Core-Mark Holding	138,847	[b]	2,861,637
DHI Group	98,401	[b]	235,670
DSW, Cl. A	214,646	[b]	4,786,606
Express	236,994	[a,b]	1,858,033
Finish Line, Cl. A	118,425	[b]	1,607,027
Francesca's Holdings	106,924	[a,b]	529,274
FTD Cos.	54,027	[a,b]	347,934
Genesco	59,869	[a,b]	2,559,400
Group 1 Automotive	59,143		3,864,995
Guess?	176,052	[b]	4,100,251
Haverty Furniture Cos.	58,543		1,062,555
Hibbett Sports	55,882	[a]	1,519,990
J.C. Penney	938,442	[a,b]	2,730,866
Kirkland's	50,437	[a,b]	534,128
Lithia Motors, Cl. A	72,177	[b]	6,918,887
Lumber Liquidators Holdings	83,913	[a,b]	2,019,786
MarineMax	64,353	[a,b]	1,390,025
Monro	97,472	[b]	5,453,558
Nutrisystem	90,861	[b]	2,634,969
Ollie's Bargain Outlet Holdings	148,105	[a,b]	9,212,131
PetMed Express	61,978	[b]	2,073,784
Rent-A-Center	156,575	[b]	1,582,973
RH	56,341	[a,b]	5,377,748
Shoe Carnival	32,578	[b]	793,926
Shutterfly	97,671	[a]	7,903,537
Sleep Number	115,909	[a]	3,284,861
Sonic Automotive, Cl. A	71,226	[b]	1,410,275

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Retailing - 5.0% (continued)
Tailored Brands	146,187		4,612,200
The Children's Place	49,643	[b]	6,331,965
Tile Shop Holdings	104,749		717,531
Vitamin Shoppe	70,182	[a,b]	347,401
Zumiez	54,669	[a,b]	1,279,255
			115,378,352
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Energy Industries	118,252	[a]	7,041,907
Axcelis Technologies	96,397	[a]	2,120,734
Brooks Automation	211,772	[b]	5,268,887
Cabot Microelectronics	76,447		7,755,548
CEVA	65,684	[a]	2,141,298
Cohu	85,854		1,837,276
Diodes	115,324	[a]	3,292,500
DSP Group	64,591	[a]	771,862
FormFactor	218,242	[a]	2,504,327
Kopin	183,224	[a,b]	606,471
Kulicke & Soffa Industries	212,379	[a]	4,861,355
MaxLinear	180,895	[a,b]	4,039,385
Nanometrics	72,036	[a]	1,787,934
PDF Solutions	79,470	[a,b]	886,091
Photronics	208,577	[a]	1,595,614
Power Integrations	89,685	[b]	6,080,643
Rambus	326,206	[a]	4,403,781
Rudolph Technologies	94,713	[a]	2,400,975
Semtech	198,038	[a]	7,782,893
SolarEdge Technologies	108,647	[a]	5,720,265
Ultra Clean Holdings	116,171	[a,b]	2,034,154
Veeco Instruments	145,310	[a,b]	2,245,040
Xperi	148,203		3,260,466
			80,439,406
Software & Services - 5.5%
8x8	277,246	[a]	5,614,232
Agilysys	45,484	[a]	535,802
Alarm.com Holdings	75,256	[a,b]	3,038,837
Blucora	140,509	[a,b]	3,653,234
Bottomline Technologies	103,465	[a]	4,088,937
CACI International, Cl. A	73,908	[a]	11,163,803
Cardtronics, Cl. A	138,107	[a,b]	3,625,309
CSG Systems International	99,300		4,249,047
DHI Group	168,336	[a]	235,670
Ebix	66,320	[b]	5,139,800
EVERTEC	180,769		3,299,034

18

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 5.5% (continued)
ExlService Holdings	102,824	[a]	5,944,255
Liquidity Services	72,290	[a]	466,271
LivePerson	164,731	[a]	2,767,481
ManTech International, Cl. A	77,338		4,569,902
MicroStrategy, Cl. A	28,317	[a]	3,609,285
Monotype Imaging Holdings	124,995	[b]	2,768,639
NIC	200,077	[b]	2,971,143
Perficient	104,706	[a]	2,589,379
Progress Software	139,537		5,153,101
Qualys	97,465	[a]	7,499,932
QuinStreet	108,344	[a]	1,217,787
Shutterstock	55,186	[a]	2,325,538
SPS Commerce	51,896	[a]	3,558,509
Stamps.com	49,028	[a,b]	11,166,127
Sykes Enterprises	120,044	[a]	3,452,465
Synchronoss Technologies	131,468	[a]	1,472,442
TiVo	369,341		5,226,175
Travelport Worldwide	376,681	[b]	6,456,312
TTEC Holdings	42,748		1,367,936
VASCO Data Security International	87,674	[a]	1,358,947
Virtusa	82,354	[a]	3,964,522
XO Group	70,830	[a]	1,535,594
			126,085,447
Technology Hardware & Equipment - 5.6%
ADTRAN	145,685		2,134,285
Anixter International	87,048	[a]	5,127,127
Applied Optoelectronics	58,658	[a,b]	1,874,709
Badger Meter	87,584	[b]	3,717,941
Bel Fuse, Cl. B	30,704		594,122
Benchmark Electronics	144,940		3,811,922
CalAmp	105,313	[a]	2,079,932
Comtech Telecommunications	69,675		2,131,358
Control4	60,606	[a,b]	1,263,029
Cray	121,785	[a,b]	2,904,572
CTS	98,955	[b]	2,963,702
Daktronics	117,566		1,059,270
Digi International	80,405	[a]	924,658
Electro Scientific Industries	100,930	[a,b]	1,816,740
Electronics For Imaging	137,449	[a]	3,807,337
ePlus	41,381	[a]	3,304,273
Extreme Networks	346,752	[a,b]	3,710,246
Fabrinet	112,227	[a,b]	3,165,924
FARO Technologies	49,784	[a]	2,514,092

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Technology Hardware & Equipment - 5.6% (continued)
Finisar	342,986	[a,b]	5,343,722
Harmonic	247,690	[a,b]	904,069
II-VI	165,239	[a,b]	6,295,606
Insight Enterprises	106,436	[a]	3,773,156
Itron	102,548	[a,b]	6,706,639
KEMET	148,152	[a,b]	2,551,177
Methode Electronics	109,393	[b]	4,364,781
MTS Systems	53,499	[b]	2,717,749
NETGEAR	94,357	[a,b]	5,217,942
Oclaro	503,271	[a]	3,985,906
OSI Systems	53,761	[a,b]	3,441,779
Park Electrochemical	55,060		937,672
Plexus	101,277	[a]	5,554,031
Rogers	55,048	[a]	5,873,622
Sanmina	214,209	[a]	6,319,166
ScanSource	76,935	[a]	2,638,871
Super Micro Computer	114,240	[a,b]	2,022,048
TTM Technologies	273,460	[a]	3,812,032
Viavi Solutions	678,937	[a]	6,415,955
			127,781,162
Telecommunication Services - 1.1%
ATN International	32,106	[b]	1,701,618
Cincinnati Bell	126,130	[a]	1,910,870
Cogent Communications Holdings	124,403	[b]	5,865,601
Consolidated Communications Holdings	189,961	[b]	2,146,559
Frontier Communications	235,782	[b]	1,956,991
Iridium Communications	245,925	[a,b]	2,926,508
Spok Holdings	60,334		898,977
Vonage Holdings	625,343	[a]	6,991,335
			24,398,459
Transportation - 2.3%
Allegiant Travel	37,258	[b]	5,970,595
ArcBest	77,130		2,475,873
Atlas Air Worldwide Holdings	75,549	[a,b]	4,789,807
Echo Global Logistics	79,234	[a]	2,163,088
Forward Air	87,874		4,744,317
Hawaiian Holdings	152,943	[b]	6,301,252
Heartland Express	148,035	[b]	2,639,464
Hub Group, Cl. A	100,104	[a]	4,399,571
Marten Transport	116,328		2,268,396
Matson	127,698		3,732,613
Roadrunner Transportation Systems	98,176	[a]	211,078
Saia	77,204	[a]	5,099,324

20

Description		Shares		Value ($)
Common Stocks - 99.3% (continued)
Transportation - 2.3% (continued)
SkyWest		154,612		8,797,423
				53,592,801
Utilities - 2.3%
American States Water		110,392	[b]	6,151,042
Avista		197,003		10,216,575
California Water Service Group		144,283	[b]	5,590,966
El Paso Electric		122,249		6,240,811
Northwest Natural Gas		86,503	[b]	5,302,634
South Jersey Industries		251,554	[b]	7,773,019
Spire		145,115	[b]	10,470,047
				51,745,094
Total Common Stocks (cost $1,555,491,291)				2,272,633,049
		Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills
1.64%, 6/7/18 (cost $1,058,213)		1,060,000	[d,e]	1,058,220
	Current Yield (%)
Other Investment - .9%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $20,000,901)	1.71	20,000,901	[f]	20,000,901

Investment of Cash Collateral for Securities Loaned - 6.2%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $143,012,889)	1.67	143,012,889	[f]	143,012,889
Total Investments (cost $1,719,563,294)		106.4%		2,436,705,059
Liabilities, Less Cash and Receivables		(6.4%)		(147,148,751)
Net Assets		100.0%		2,289,556,308

aNon-income producing security.
bSecurity, or portion thereof, on loan. At April 30, 2018, the value of the fund’s securities on loan was $538,358,892 and the value of the collateral held by the fund was $556,980,043, consisting of cash collateral of $143,012,889 and U.S. Government & Agency securities valued at $413,967,154.
cInvestment in real estate investment trust.
dHeld by a counterparty for open exchange traded derivative contracts.
eSecurity is a discount security. Income is recognized through the accretion of discount.
fInvestment in affiliated money market mutual fund.

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	11.4
Banks	9.9
Health Care Equipment & Services	8.9
Short-Term/Money Market Investments	7.1
Real Estate	5.6
Technology Hardware & Equipment	5.6
Software & Services	5.5
Commercial & Professional Services	5.2
Materials	5.1
Retailing	5.0
Energy	4.3
Consumer Durables & Apparel	4.1
Pharmaceuticals, Biotechnology & Life Sciences	4.0
Diversified Financials	3.8
Semiconductors & Semiconductor Equipment	3.5
Insurance	3.4
Consumer Services	2.9
Transportation	2.3
Utilities	2.3
Food, Beverage & Tobacco	1.8
Automobiles & Components	1.7
Telecommunication Services	1.1
Household & Personal Products	.9
Media	.7
Food & Staples Retailing	.3
106.4

† Based on net assets.
See notes to financial statements.

22

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 10/31/17($)	Purchases($)	Sales($)	Value 4/30/18($)	Net Assets(%)	Dividend/ Distributions($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	11,628,182	186,222,350	177,849,631	20,000,901.9		68,145
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	-	374,040,272	231,027,383	143,012,889	6.2	-
Total	11,628,182	560,262,622	408,877,014	163,013,790	7.1	68,145

See notes to financial statements.

23

STATEMENT OF FUTURES

April 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000	229	6/2018	17,817,922	17,676,510	(141,412)
Gross Unrealized Depreciation				(141,412)

See notes to financial statements.

24

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $538,358,892)—Note 1(b):
Unaffiliated issuers	1,556,549,504	2,273,691,269
Affiliated issuers	163,013,790	163,013,790
Cash		1,518,435
Receivable for shares of Common Stock subscribed		1,377,092
Receivable for investment securities sold		1,042,158
Dividends, interest and securities lending income receivable		972,534
Other assets		40,871
		2,441,656,149
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		886,059
Liability for securities on loan—Note 1(b)		143,012,889
Payable for investment securities purchased		5,531,741
Payable for shares of Common Stock redeemed		2,472,010
Payable for futures variation margin—Note 4		195,967
Accrued expenses		1,175
		152,099,841
Net Assets ($)		2,289,556,308
Composition of Net Assets ($):
Paid-in capital		1,445,867,591
Accumulated undistributed investment income—net		5,887,659
Accumulated net realized gain (loss) on investments		120,800,705
Accumulated net unrealized appreciation (depreciation) on investments [including ($141,412) net unrealized (depreciation) on futures]		717,000,353
Net Assets ($)		2,289,556,308

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	2,069,654,246	219,902,062
Shares Outstanding	64,747,524	6,883,443
Net Asset Value Per Share ($)	31.96	31.95

See notes to financial statements.

25

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,678 foreign taxes withheld at source):
Unaffiliated issuers	16,704,790
Affiliated issuers	68,145
Income from securities lending—Note 1(b)	782,394
Interest	5,871
Total Income	17,561,200
Expenses:
Management fee—Note 3(a)	2,923,698
Shareholder servicing costs—Note 3(b)	2,667,809
Directors’ fees—Note 3(a,c)	98,421
Loan commitment fees—Note 2	23,262
Interest expense—Note 2	6,369
Total Expenses	5,719,559
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(98,421)
Net Expenses	5,621,138
Investment Income—Net	11,940,062
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	135,657,127
Net realized gain (loss) on futures	(358,341)
Net Realized Gain (Loss)	135,298,786
Net unrealized appreciation (depreciation) on investments	(43,754,221)
Net unrealized appreciation (depreciation) on futures	(147,098)
Net Unrealized Appreciation (Depreciation)	(43,901,319)
Net Realized and Unrealized Gain (Loss) on Investments	91,397,467
Net Increase in Net Assets Resulting from Operations	103,337,529

See notes to financial statements.

26

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	11,940,062	21,021,664
Net realized gain (loss) on investments	135,298,786	143,881,663
Net unrealized appreciation (depreciation) on investments	(43,901,319)	365,838,887
Net Increase (Decrease) in Net Assets Resulting from Operations	103,337,529	530,742,214
Distributions to Shareholders from ($):
Investment income—net:
Investor Shares	(18,591,561)	(19,494,564)
Class I	(2,159,339)	(1,254,803)
Net realized gain on investments:
Investor Shares	(134,712,275)	(116,963,357)
Class I	(12,100,675)	(6,053,760)
Total Distributions	(167,563,850)	(143,766,484)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	187,726,152	588,678,557
Class I	44,916,984	181,799,843
Distributions reinvested:
Investor Shares	152,716,931	136,043,927
Class I	7,584,098	3,948,468
Cost of shares redeemed:
Investor Shares	(426,374,436)	(875,095,404)
Class I	(14,346,268)	(15,581,746)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(47,776,539)	19,793,645
Total Increase (Decrease) in Net Assets	(112,002,860)	406,769,375
Net Assets ($):
Beginning of Period	2,401,559,168	1,994,789,793
End of Period	2,289,556,308	2,401,559,168
Undistributed investment income—net	5,887,659	14,698,497
Capital Share Transactions (Shares):
Investor Shares[a]
Shares sold	5,817,436	19,107,622
Shares issued for distributions reinvested	4,829,136	4,509,771
Shares redeemed	(13,227,066)	(28,598,982)
Net Increase (Decrease) in Shares Outstanding	(2,580,494)	(4,981,589)
Class Ia
Shares sold	1,397,986	5,970,795
Shares issued for distributions reinvested	240,116	131,065
Shares redeemed	(446,802)	(503,796)
Net Increase (Decrease) in Shares Outstanding	1,191,300	5,598,064

[a]

During the period ending April 30, 2018, 1,411 Investor shares representing $46,243were exchanged for 1,409 Class I shares and during the period ending October 31, 2017, 19,770 Investor shares representing $615,344 were exchanged for 19,768 Class I shares.

See notes to financial statements.

27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2018		Year Ended October 31,
Investor Shares	(Unaudited)	2017	2016[a]	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	32.89	27.55	28.94	30.45	29.16	21.95
Investment Operations:
Investment income—net[b]	.16	.27	.29	.28	.22	.28
Net realized and unrealized gain (loss) on investments	1.24	7.02	1.20	.52	2.34	7.88
Total from Investment Operations	1.40	7.29	1.49	.80	2.56	8.16
Distributions:
Dividends from investment income—net	(.28)	(.28)	(.28)	(.24)	(.21)	(.32)
Dividends from net realized gain on investments	(2.05)	(1.67)	(2.60)	(2.07)	(1.06)	(.63)
Total Distributions	(2.33)	(1.95)	(2.88)	(2.31)	(1.27)	(.95)
Net asset value, end of period	31.96	32.89	27.55	28.94	30.45	29.16
Total Return (%)	4.35[c]	27.11	5.73	2.54	8.91	38.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[d]	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.50[d]	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.00[d]	.89	1.06	.94	.75	1.13
Portfolio Turnover Rate	8.58[c]	20.63	23.86	16.53	18.22	20.89
Net Assets, end of period ($ x 1,000)	2,069,654	2,214,225	1,992,196	1,755,575	1,809,956	1,628,365

a On August 31, 2016, the fund redesignated existing shares as Investor shares.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

28

	Six Months Ended
	April 30, 2018,	Year Ended October 31,
Class I Shares	(Unaudited)	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	32.91	27.57	28.69
Investment Operations:
Investment income—net[b]	.20	.35	.01
Net realized and unrealized gain (loss) on investments	1.26	7.01	(1.13)
Total from Investment Operations	1.46	7.36	(1.12)
Dividends from investment income—net	(.37)	(.35)	-
Dividends from net realized gain on investments	(2.05)	(1.67)	-
Total Distributions	(2.42)	(2.02)	-
Net asset value, end of period	31.95	32.91	27.57
Total Return (%)	4.52[c]	27.38	(3.91)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.26[d]	.26	.27[d]
Ratio of net expenses to average net assets	.25[d]	.25	.26[d]
Ratio of net investment income to average net assets	1.24[d]	1.10	.55[d]
Portfolio Turnover Rate	8.58[c]	20.63	23.86
Net Assets, end of period ($ x 1,000)	219,902	187,334	2,594

a From August 31, 2016 (commencement of initial offering) to October 31, 2016.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the S&P SmallCap 600® Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

30

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

32

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities— Domestic Common Stocks†	2,251,980,082	-	-	2,251,980,082
Equity Securities— Foreign Common Stocks†	20,652,967	-	-	20,652,967
Registered Investment Companies	163,013,790	-	-	163,013,790
U.S. Treasury	-	1,058,220	-	1,058,220
Liabilities ($)
Other Financial Instruments:
Futures††	(141,412)	-	-	(141,412)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation at period end.

At April 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2018, The Bank of New York Mellon earned $184,354 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $25,364,545, and long-term capital gains $118,401,939. The tax character of current year distributions will be determined at the end of the current fiscal year.

34

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2018 was approximately $530,400 with a related weighted average annualized interest rate of 2.42%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, Dreyfus pays all of the expenses of the fund, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2018, fees reimbursed by Dreyfus amounted to $98,421.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts, such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, the fund was charged $2,667,809 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $472,968 and Shareholder Services Plan fees $428,175, which are offset

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

against an expense reimbursement currently in effect in the amount of $15,084.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2018, amounted to $200,912,035 and $409,811,832, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2018 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2018:

Average Market Value ($)
Equity futures	15,183,883

At April 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $717,000,353, consisting of $825,764,209 gross unrealized appreciation and $108,763,856 gross unrealized depreciation.

36

At April 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

37

INFORMATION ABOUT THE INFORMATIONAL ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 14-15, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select

38

the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance for the different periods variously ranked first, second, third or fourth compared to the other three funds in the Performance Group (generally with a narrow range of returns among the four funds) and above the Performance Universe median for all periods, except for the one-year period when it was below the median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that: the fund’s contractual management fee was slightly above the Expense Group median and the fund’s actual management fee and total expenses were slightly above the Expense Group medians and were above the Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the

39

INFORMATION ABOUT THE INFORMATIONAL ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• While expressing some concern about the fund’s relative total return in recent periods, the Board generally was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar

40

mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

41

For More Information

Dreyfus Smallcap Stock Index Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Investor: DISSX Class I: DISIX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0077SA0418

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)